UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-22209

Global X Funds

(Exact name of registrant as specified in charter)

623 Fifth Avenue, Floor 15

New York, NY 10022

(Address of principal executive offices) (Zip code)

SEI Investments Global Fund Services

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888) 493-8631

Date of fiscal year end: October 31, 2012

Date of reporting period: July 31, 2012

Item 1. Schedule of Investments

Schedule of Investments (Unaudited)	July 31, 2012

Global X SuperDividend ETF

	Shares	Value
COMMON STOCK — 97.8%

AUSTRALIA— 24.8%
Banks — 5.4%
Bank of Queensland	114,829	$923,150
Bendigo and Adelaide Bank	98,439	848,282
Commonwealth Bank of Australia	15,876	959,831
National Australia Bank	34,828	914,282
Westpac Banking	38,292	933,588
		4,579,133
Consumer Goods — 2.2%
Fleetwood	63,091	867,893
GUD Holdings	110,936	994,445
		1,862,338
Consumer Services — 8.5%
APN News & Media	1,084,164	609,548
David Jones	341,349	875,281
Metcash	196,317	703,512
Myer Holdings	397,535	764,515
Navitas	276,932	1,129,182
Seven West Media	239,174	390,844
Southern Cross Media Group	718,809	891,364
TABCORP Holdings	287,600	982,271
Tatts Group	318,849	971,723
		7,318,240
Financials — 3.3%
IOOF Holdings	142,054	933,024
Perpetual	34,670	871,149
QBE Insurance Group	69,457	1,024,808
		2,828,981
Industrials — 0.9%
GWA Group	355,105	783,674
Oil & Gas — 1.0%
APA Group	166,936	859,618
Telecommunications — 1.2%
Telstra	232,703	978,186
Utilities — 2.3%
DUET Group	445,774	974,400
Spark Infrastructure Group	570,131	976,611
		1,951,011
TOTAL AUSTRALIA		21,161,181

Schedule of Investments (Unaudited)	July 31, 2012

Global X SuperDividend ETF

	Shares	Value
COMMON STOCK — continued

AUSTRIA— 0.8%
Telecommunications — 0.8%
Telekom Austria	74,516	$678,468

BELGIUM— 0.9%
Telecommunications — 0.9%
Belgacom	28,170	811,403

BERMUDA— 1.2%
Industrials — 1.2%
Ship Finance International	70,476	1,020,492

BRAZIL— 0.8%
Utilities — 0.8%
Light	55,300	682,749

CANADA— 4.5%
Consumer Services — 1.1%
Parkland Fuel	61,476	909,098
Financials — 0.9%
Extendicare	98,128	750,503
Health Care — 0.9%
CML HealthCare (A)	81,152	759,043
Oil & Gas — 0.7%
Pengrowth Energy (A)	101,162	644,588
Utilities — 0.9%
Just Energy Group (A)	69,815	772,744
TOTAL CANADA		3,835,976

CHINA— 0.8%
Financials — 0.8%
Guangzhou R&F Properties	510,947	651,639

CZECH REPUBLIC— 1.0%
Telecommunications — 1.0%
Telefonica Czech Republic	43,831	828,525

FRANCE— 0.9%
Telecommunications — 0.9%
France Telecom	58,037	777,645

GERMANY— 1.1%
Telecommunications — 1.1%
Freenet	63,275	928,408

Schedule of Investments (Unaudited)	July 31, 2012

Global X SuperDividend ETF

	Shares	Value
COMMON STOCK — continued

HUNGARY— 0.8%
Telecommunications — 0.8%
Magyar Telekom Telecommunications	357,536	$662,180

NEW ZEALAND— 1.2%
Telecommunications — 1.2%
Telecom Corp of New Zealand	492,541	1,061,029

NORWAY— 1.0%
Oil & Gas — 1.0%
Seadrill	22,322	875,467

POLAND— 1.8%
Basic Materials — 0.9%
KGHM Polska Miedz	20,460	775,935
Telecommunications — 0.9%
Telekomunikacja Polska	166,884	786,753
TOTAL POLAND		1,562,688

SINGAPORE— 5.9%
Industrials — 1.0%
Venture	136,933	820,894
Real Estate Investment Trust — 3.5%
Ascendas	551,208	1,005,498
Mapletree Logistics Trust	1,215,629	991,533
Suntec	873,350	1,014,136
		3,011,167
Telecommunications — 1.4%
StarHub	376,712	1,162,467
TOTAL SINGAPORE		4,994,528

SPAIN— 1.3%
Consumer Services — 0.6%
Antena 3 de Television	133,931	500,960
Telecommunications — 0.7%
Telefonica	50,430	572,529
TOTAL SPAIN		1,073,489

TAIWAN— 1.9%
Industrials — 1.9%
Coretronic	938,012	825,657
U-Ming Marine Transport	504,671	790,849
TOTAL TAIWAN		1,616,506

Schedule of Investments (Unaudited)	July 31, 2012

Global X SuperDividend ETF

	Shares	Value
COMMON STOCK — continued

TURKEY— 1.0%
Consumer Goods — 1.0%
Ford Otomotiv Sanayi	90,961	$874,211

UNITED KINGDOM— 7.5%
Consumer Services — 1.3%
Firstgroup	181,400	635,364
Halfords Group	167,916	540,747
		1,176,111
Financials — 4.2%
Aviva	155,823	712,395
Provident Financial	55,510	1,119,216
RSA Insurance Group	491,519	839,209
Standard Life	243,233	922,487
		3,593,307
Industrials — 1.1%
Interserve	177,593	904,922
Telecommunications — 0.9%
Cable & Wireless Communications	1,510,699	740,878
TOTAL UNITED KINGDOM		6,415,218

UNITED STATES— 38.6%
Consumer Goods — 0.9%
Vector Group	47,452	806,209
Financials — 8.0%
Apollo Investment	118,866	912,891
Ares Capital	53,385	887,793
BGC Partners, Cl A	131,803	655,061
BlackRock Kelso Capital	91,616	865,771
Fifth Street Finance	85,085	860,209
PennantPark Investment	81,200	847,728
Prospect Capital	77,789	861,902
Solar Capital	37,926	863,575
		6,754,930
Health Care — 2.0%
AstraZeneca	16,501	772,636
PDL BioPharma (A)	136,967	930,006
		1,702,642
Industrials — 0.9%
RR Donnelley & Sons (A)	62,126	752,967

Schedule of Investments (Unaudited)	July 31, 2012

Global X SuperDividend ETF

	Shares	Value
COMMON STOCK — continued

Real Estate Investment Trust — 20.7%
American Capital Agency	28,038	$985,255
Annaly Capital Management	52,130	908,626
Anworth Mortgage Asset	130,908	869,229
ARMOUR Residential (A)	122,296	936,787
Capstead Mortgage	64,363	906,231
Chimera Investment	294,365	635,828
CommonWealth	40,906	746,125
CreXus Investment	76,797	804,833
CYS Investments	64,040	926,018
Hatteras Financial	30,488	891,774
Hospitality Properties Trust	33,732	818,676
Invesco Mortgage Capital	54,652	1,081,563
Investors Real Estate Trust	113,103	922,921
Medical Properties Trust	87,993	866,731
MFA Financial	113,399	916,264
Omega Healthcare Investors	39,011	945,627
Sabra Health Care	45,011	833,604
Starwood Property Trust	42,846	953,752
Two Harbors Investment	86,740	994,908
Vastned Retail	17,148	653,014
		17,597,766
Technology — 0.7%
Pitney Bowes (A)	48,829	652,356
Telecommunications — 4.4%
CenturyLink	22,443	932,282
Consolidated Communications Holdings	44,363	703,597
Frontier Communications (A)	198,904	779,704
Koninklijke KPN	84,180	690,952
Windstream (A)	68,905	686,294
		3,792,829
Utilities — 1.0%
Atlantic Power (A)	59,154	814,005
TOTAL UNITED STATES		32,873,704
TOTAL COMMON STOCK
(Cost $84,929,499)		83,385,506

PREFERRED STOCK — 1.0%

BRAZIL— 1.0%
Utilities — 1.0%
AES Tiete
(Cost $885,231)	60,276	853,018

Schedule of Investments (Unaudited)	July 31, 2012

Global X SuperDividend ETF

	Number of Rights/Face Amount	Value
RIGHTS — 0.0%

AUSTRALIA — 0.0%
Seven West Media
(Cost $—)	108,687	$26,842

REPURCHASE AGREEMENT — 4.3%
Merrill Lynch
0.160%, dated 07/31/12, to be repurchased on 08/1/12, repurchase price $3,628,681 (collateralized by U.S. Treasury Notes, par value $3,467,300, 1.875%, 9/30/17, with total market value $3,701,343) (B)
TOTAL REPURCHASE AGREEMENT
(Cost $3,628,665)	$3,628,665	3,628,665

TIME DEPOSIT — 0.3%
Brown Brothers Harriman, 0.030%, 08/01/12
(Cost $234,671)	234,671	234,671
TOTAL INVESTMENTS — 103.4%
(Cost $89,678,066)††		$88,128,702

Percentages are based on Net Assets of $85,199,954

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at July 31, 2012. The total value of securities on loan at July 31, 2012 was $3,472,398.
(B)	This security was purchased with cash collateral held from securities on loan. The total value of such security as of July 31, 2012 was $3,628,665.
††	At July 31, 2012, the tax basis cost of the Fund's investments was $89,678,066, and the unrealized appreciation and depreciation were $4,263,392 and $(5,812,756) respectively.

Cl — Class

The following is a summary of the inputs used as of July 31, 2012, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$83,385,506	$—	$—	$83,385,506
Preferred Stock	853,018	—	—	853,018
Rights	26,842	—	—	26,842
Repurchase Agreement	—	3,628,665	—	3,628,665
Time Deposit	—	234,671	—	234,671
Total Investments in Securities	$84,265,366	$3,863,336	$—	$88,128,702

For the period ended July 31, 2012, there have been no transfers between Level 1 & Level 2 assets and liabilities or Level 2 & Level 3 assets and liabilities.

For the period ended July 31, 2012, there were no Level 3 investments.

Schedule of Investments (Unaudited)	July 31, 2012

Global X SuperDividend ETF

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2012

Global X MLP ETF

	Shares	Value
MASTER LIMITED PARTNERSHIPS — 100.9%
Basic Materials — 2.8%
Alliance Resource Partners	1,685	$103,189
Natural Resource Partners	4,099	83,661
		186,850
Consumer Services — 4.8%
AmeriGas Partners	4,890	206,309
Suburban Propane Partners	2,797	116,216
		322,525
Oil & Gas — 93.3%
Access Midstream Partners	4,290	124,410
Atlas Pipeline Partners	3,839	127,647
Boardwalk Pipeline Partners	6,642	190,625
BreitBurn Energy Partners	5,396	99,124
Buckeye Partners	5,839	317,350
El Paso Pipeline Partners	9,488	330,752
Enbridge Energy Partners	11,102	331,395
Energy Transfer Partners	7,542	345,423
Enterprise Products Partners	6,849	362,997
EV Energy Partner	2,875	157,694
Genesis Energy	4,223	129,097
Inergy	8,825	170,499
Kinder Morgan Energy Partners	4,043	323,561
Magellan Midstream Partners	4,874	381,293
MarkWest Energy Partners	5,745	302,015
NuStar Energy	5,688	308,972
ONEOK Partners	6,163	358,317
Penn Virginia Resource Partners	6,457	166,526
Plains All American Pipeline	4,404	387,552
Regency Energy Partners	9,275	222,136
Spectra Energy Partners	2,860	93,694
Sunoco Logistics Partners	5,199	209,260
Targa Resources Partners	6,080	230,857
TC Pipelines	2,951	136,454
Western Gas Partners	3,921	176,249
Williams Partners	5,815	315,813
		6,299,712
TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $6,689,266)		6,809,087

Schedule of Investments (Unaudited)	July 31, 2012

Global X MLP ETF

	Face Amount	Value
TIME DEPOSIT — 0.0%
Brown Brothers Harriman, 0.030%, 08/01/12
(Cost $1,142)	$1,142	$1,142
TOTAL INVESTMENTS — 100.9%
(Cost $6,690,408)††		$6,810,229

Percentages are based on Net Assets of $6,747,934

††	At July 31, 2012, the tax basis cost of the Fund's investments was $6,690,408, and the unrealized appreciation and depreciation were $237,269 and $(117,448) respectively.

The following is a summary of the inputs used as of July 31, 2012, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Master Limited Partnerships	$6,809,087	$—	$—	$6,809,087
Time Deposit	—	1,142	—	1,142
Total Investments in Securities	$6,809,087	$1,142	$—	$6,810,229

For the period ended July 31, 2012, there have been no transfers between Level 1 & Level 2 assets and liabilities or Level 2 & Level 3 assets and liabilities.

For the period ended July 31, 2012, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2012

Global X Canada Preferred ETF

	Shares	Value
PREFERRED STOCK — 97.9%

CANADA— 97.9%
Consumer Goods — 2.5%
George Weston, 4.750%	6,579	$163,614
RONA, 5.250%(A)	5,674	141,447
		305,061
Financials — 70.3%
Bank of Montreal, 3.900%(A)	30,477	798,323
Bank of Nova Scotia, 5.000%(A)	22,377	575,625
Brookfield Asset Management, 7.000%(A)	22,123	583,892
Brookfield Office Properties, 6.750%(A)	22,525	589,743
Canadian Imperial Bank of Commerce, 5.600%(A)	22,082	579,843
Fairfax Financial Holdings, 5.000%(A)	23,569	587,844
Great-West Lifeco, 5.200%(A)	23,836	587,734
HSBC Bank Canada, 6.600%(A)	8,224	222,155
Husky Energy, 4.450%(A)	9,868	258,692
Intact Financial, 4.200%(A)	8,228	212,828
Manulife Financial, 5.600%(A)	33,701	859,518
Power Financial, 4.950%(A)	17,435	440,885
Royal Bank of Canada, 6.250%(A)	33,701	882,970
Sun Life Financial, 4.800%	24,290	572,986
Toronto-Dominion Bank, 6.250%(A)	33,701	891,729
		8,644,767
Oil & Gas — 12.4%
AltaGas, 5.000%(A)	6,579	169,190
Enbridge, 4.000%(A)	16,457	420,922
TransCanada, 4.600%(A)	36,632	936,079
		1,526,191
Telecommunications — 8.5%
BCE, 4.500%(A)	25,140	553,926
Bell Aliant, 4.850%(A)	9,464	239,230
Shaw Communications, 4.500%(A)	9,868	250,919
		1,044,075
Utilities — 4.2%
Canadian Utilities, 4.000%(A)	10,697	279,998
TransAlta, 4.600%(A)	9,868	233,994
		513,992
TOTAL PREFERRED STOCK
(Cost $12,057,337)		12,034,086

Schedule of Investments (Unaudited)	July 31, 2012

Global X Canada Preferred ETF

	Face Amount	Value
TIME DEPOSIT — 0.0%
Brown Brothers Harriman, 0.030%, 08/01/12
(Cost $1,408)	$1,408	$1,408
TOTAL INVESTMENTS — 97.9%
(Cost $12,058,745)††		$12,035,494

Percentages are based on Net Assets of $12,293,551

(A)	Floating rate security - Rate disclosed is the rate in effect on July 31, 2012.
††	At July 31, 2012, the tax basis cost of the Fund's investments was $12,058,745, and the unrealized appreciation and depreciation were $137,390 and $(160,641) respectively.

The following is a summary of the inputs used as of July 31, 2012, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Preferred Stock	$12,034,086	$—	$—	$12,034,086
Time Deposit	—	1,408	—	1,408
Total Investments in Securities	$12,034,086	$1,408	$—	$12,035,494

For the period ended July 31, 2012, there have been no transfers between Level 1 & Level 2 assets and liabilities or Level 2 & Level 3 assets and liabilities.

For the period ended July 31, 2012, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2012

Global X Social Media ETF

	Shares	Value
COMMON STOCK — 99.7%

CHINA— 28.5%
Technology — 28.5%
Changyou.com ADR *	6,607	$125,335
NetEase ADR *	13,684	722,652
Renren ADR *	122,671	460,016
SINA *	18,506	840,357
Sky-mobi ADR *	34,164	66,620
Tencent Holdings	60,814	1,817,825
Youku.com ADR *	20,347	346,103
TOTAL CHINA		4,378,908

GERMANY— 1.3%
Technology — 1.3%
XING	4,022	202,402

INDIA— 0.6%
Technology — 0.6%
Rediff.Com India ADR *	29,196	88,464

JAPAN— 15.0%
Technology — 15.0%
Dena	32,042	698,054
Gree	30,917	491,902
Mixi	66	95,885
Nexon *	49,401	1,025,011
TOTAL JAPAN		2,310,852

NETHERLANDS— 4.6%
Technology — 4.6%
Yandex, Cl A *	36,974	711,010

RUSSIA— 4.5%
Technology — 4.5%
Mail.ru Group GDR *	22,626	686,020

TAIWAN— 1.8%
Technology — 1.8%
PChome Online	44,155	284,135

UNITED STATES— 43.4%
Consumer Services — 8.0%
Angie's List *	35,419	460,447
Groupon, Cl A *	43,227	287,892
Nutrisystem	29,752	311,950
Yelp, Cl A *	8,825	176,147
		1,236,436
Technology — 35.4%
Demand Media *	38,753	430,933

Schedule of Investments (Unaudited)	July 31, 2012

Global X Social Media ETF

	Shares	Value
COMMON STOCK — continued

Technology — continued
Facebook, Cl A *	45,523	$988,304
Google, Cl A *	1,383	875,398
LinkedIn, Cl A *	17,640	1,810,746
MeetMe *	17,965	29,642
Pandora Media *	59,824	590,463
United Online	93,680	397,203
Zynga, Cl A *	104,819	309,216
		5,431,905
TOTAL UNITED STATES		6,668,341
TOTAL COMMON STOCK
(Cost $18,021,729)		15,330,132
TOTAL INVESTMENTS — 99.7%
(Cost $18,021,729)††		$15,330,132

Percentages are based on Net Assets of $15,380,253

*	Non-income producing security.
††	At July 31, 2012, the tax basis cost of the Fund's investments was $18,021,729, and the unrealized appreciation and depreciation were $482,508 and $(3,174,105) respectively.

ADR — American Depositary Receipt
Cl — Class
GDR — Global Depositary Receipt

The following is a summary of the inputs used as of July 31, 2012, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$15,330,132	$—	$—	$15,330,132
Total Investments in Securities	$15,330,132	$—	$—	$15,330,132

For the period ended July 31, 2012, there have been no transfers between Level 1 & Level 2 assets and liabilities or Level 2 & Level 3 assets and liabilities.

For the period ended July 31, 2012, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2012

Global X Auto ETF

	Shares	Value
COMMON STOCK — 97.9%

CANADA— 1.8%
Consumer Goods — 1.8%
Magna International	1,127	$45,177

CHINA— 4.8%
Consumer Goods — 3.7%
Dongfeng Motor Group, Cl H	41,900	58,462
Guangzhou Automobile Group, Cl H	42,014	31,532
		89,994
Industrials — 1.1%
Byd, Cl H	16,443	28,074
TOTAL CHINA		118,068

FRANCE— 5.1%
Consumer Goods — 5.1%
Cie Generale des Etablissements Michelin, Cl B	951	64,848
Peugeot	823	6,413
Renault	884	38,710
Valeo	340	14,623
TOTAL FRANCE		124,594

GERMANY— 18.0%
Consumer Goods — 18.0%
Bayerische Motoren Werke	1,730	129,355
Continental	480	43,574
Daimler	4,637	232,267
Volkswagen	237	37,850
TOTAL GERMANY		443,046

HONG KONG— 0.6%
Consumer Goods — 0.6%
Brilliance China Automotive Holdings *	10,200	8,273
Geely Automobile Holdings	18,000	5,989
TOTAL HONG KONG		14,262

INDIA— 1.8%
Industrials — 1.8%
Tata Motors ADR	2,143	43,289

INDONESIA— 2.7%
Consumer Goods — 2.7%
Astra International	89,000	65,822

ITALY— 1.5%
Consumer Goods — 1.5%
Fiat	4,000	19,686
Pirelli & C	1,600	16,222

Schedule of Investments (Unaudited)	July 31, 2012

Global X Auto ETF

	Shares	Value
COMMON STOCK — continued

TOTAL ITALY		$35,908

JAPAN— 25.7%
Consumer Goods — 25.1%
Aisin Seiki	410	12,622
Bridgestone	1,525	34,765
Daihatsu Motor	420	7,091
Denso	1,062	34,242
Fuji Heavy Industries	1,500	11,270
GS Yuasa	800	3,205
Honda Motor ADR	3,943	124,205
JTEKT	325	2,887
Mazda Motor	4,000	4,864
Mitsubishi Motors *	9,000	8,640
Nissan Motor	5,405	51,473
NSK	1,200	7,342
Suzuki Motor	925	17,061
Toyota Industries	402	10,811
Toyota Motor ADR	3,753	287,142
		617,620
Industrials — 0.6%
Isuzu Motors	2,800	14,444
TOTAL JAPAN		632,064

SOUTH KOREA— 13.1%
Consumer Goods — 13.1%
Hankook Tire	452	16,671
Hyundai Mobis	304	80,529
Hyundai Motor	703	147,362
Kia Motors	1,136	78,471
TOTAL SOUTH KOREA		323,033

SWEDEN— 1.1%
Consumer Goods — 1.1%
Autoliv	483	27,323

UNITED STATES— 21.7%
Consumer Goods — 21.7%
BorgWarner *	575	38,582
Delphi Automotive *	1,630	46,276
Ford Motor	19,280	178,147
General Motors *	3,468	68,354
Gentex	670	10,727
Genuine Parts	756	48,406
Goodyear Tire & Rubber *	1,167	13,362

Schedule of Investments (Unaudited)	July 31, 2012

Global X Auto ETF

	Shares/Face Amount	Value
COMMON STOCK — continued

Consumer Goods — continued
Johnson Controls	3,447	$84,969
Tesla Motors *	287	7,870
TRW Automotive Holdings *	497	19,532
WABCO Holdings *	325	17,849
TOTAL UNITED STATES		534,074
TOTAL COMMON STOCK
(Cost $2,931,286)		2,406,660

PREFERRED STOCK — 1.7%
GERMANY— 1.7%
Consumer Goods — 1.7%
Porsche Automobil Holding
(Cost $47,343)	779	40,276

TIME DEPOSIT — 0.2%
Brown Brothers Harriman, 0.030%, 08/01/12
(Cost $5,355)	$5,355	5,355
TOTAL INVESTMENTS — 99.8%
(Cost $2,983,984)††		$2,452,291

Percentages are based on Net Assets of $2,458,081

*	Non-income producing security.
††	At July 31, 2012, the tax basis cost of the Fund's investments was $2,983,984, and the unrealized appreciation and depreciation were $9,029 and $(540,722) respectively.

ADR — American Depositary Receipt
Cl — Class

The following is a summary of the inputs used as of July 31, 2012, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,406,660	$—	$—	$2,406,660
Preferred Stock	40,276	—	—	40,276
Time Deposit	—	5,355	—	5,355
Total Investments in Securities	$2,446,936	$5,355	$—	$2,452,291

For the period ended July 31, 2012, there have been no transfers between Level 1 & Level 2 assets and liabilities or Level 2 & Level 3 assets and liabilities.

For the period ended July 31, 2012, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2012

Global X  NASDAQ 500 ETF

	Shares	Value
COMMON STOCK — 99.8%

ARGENTINA— 0.1%
Consumer Services — 0.1%
MercadoLibre	17	$1,136

BERMUDA— 0.3%
Consumer Services — 0.0%
Central European Media Enterprises, Cl A *	22	111
Oil & Gas — 0.1%
Energy XXI Bermuda	28	873
Golar LNG	25	966
		1,839
Technology — 0.2%
Marvell Technology Group	234	2,635
TOTAL BERMUDA		4,585

BRITISH VIRGIN ISLANDS— 0.0%
Industrials — 0.0%
UTi Worldwide	38	503

CANADA— 0.5%
Basic Materials — 0.2%
Methanex	36	992
Pan American Silver	41	613
Silver Standard Resources *	31	396
		2,001
Consumer Goods — 0.1%
Lululemon Athletica *	40	2,259
Industrials — 0.0%
Westport Innovations *	17	640
Technology — 0.2%
Open Text *	22	990
Research In Motion *	197	1,409
		2,399
TOTAL CANADA		7,299

CHINA— 1.2%
Consumer Goods — 0.0%
Perfect World ADR	15	144
Consumer Services — 0.1%
Focus Media Holding ADR	47	930
Home Inns & Hotels Management ADR *	12	219
		1,149
Industrials — 0.0%
Hollysys Automation Technologies *	21	164

Schedule of Investments (Unaudited)	July 31, 2012

Global X  NASDAQ 500 ETF

	Shares	Value
COMMON STOCK — continued

Technology — 1.1%
AsiaInfo Holdings *	28	$287
Baidu ADR *	103	12,414
Ctrip.com International ADR *	55	686
NetEase ADR *	29	1,531
Sohu.com *	15	526
Spreadtrum Communications ADR	14	253
		15,697
TOTAL CHINA		17,154

GREECE— 0.0%
Industrials — 0.0%
DryShips *	160	354

HONG KONG— 0.1%
Consumer Services — 0.1%
Melco Crown Entertainment ADR *	68	685

INDIA— 0.1%
Technology — 0.1%
Infosys ADR	34	1,346

IRELAND— 0.8%
Consumer Services — 0.1%
Ryanair Holdings ADR *	44	1,296
Health Care — 0.3%
Alkermes *	50	930
Amarin ADR *	41	480
ICON ADR *	23	555
Shire ADR	17	1,465
Warner Chilcott, Cl A *	96	1,632
		5,062
Technology — 0.4%
Seagate Technology	160	4,803
TOTAL IRELAND		11,161

ISRAEL— 0.3%
Technology — 0.3%
Check Point Software Technologies *	78	3,788
NICE Systems ADR *	15	540
RADWARE *	8	242
TOTAL ISRAEL		4,570

JERSEY— 0.2%
Basic Materials — 0.2%
Randgold Resources ADR	24	2,148

Schedule of Investments (Unaudited)	July 31, 2012

Global X  NASDAQ 500 ETF

	Shares	Value
COMMON STOCK — continued

NETHERLANDS— 0.3%
Health Care — 0.1%
QIAGEN *	90	$1,585
Industrials — 0.0%
VistaPrint *	15	517
Technology — 0.2%
ASML Holding, Cl G	45	2,588
TOTAL NETHERLANDS		4,690

RUSSIA— 0.0%
Consumer Services — 0.0%
CTC Media	59	438

SINGAPORE— 0.4%
Industrials — 0.1%
Flextronics International *	284	1,820
Technology — 0.3%
Avago Technologies	93	3,441
TOTAL SINGAPORE		5,261

SWEDEN— 0.1%
Technology — 0.1%
Ericsson ADR	85	786

SWITZERLAND— 0.3%
Technology — 0.3%
Garmin	73	2,818
Logitech International *	71	622
TOTAL SWITZERLAND		3,440

TAIWAN— 0.0%
Technology — 0.0%
Silicon Motion Technology ADR *	12	185
Siliconware Precision Industries ADR	39	212
TOTAL TAIWAN		397

UNITED KINGDOM— 0.8%
Technology — 0.1%
ARM Holdings ADR	54	1,403
Telecommunications — 0.7%
Vodafone Group ADR	333	9,574
TOTAL UNITED KINGDOM		10,977

Schedule of Investments (Unaudited)	July 31, 2012

Global X  NASDAQ 500 ETF

	Shares	Value
COMMON STOCK — continued

UNITED STATES— 94.3%
Basic Materials — 0.5%
A Schulman	13	$284
Century Aluminum *	37	226
Globe Specialty Metals	29	363
Royal Gold	21	1,589
Sigma-Aldrich	47	3,253
Steel Dynamics	83	1,070
		6,785
Consumer Goods — 2.3%
Activision Blizzard	432	5,197
Crocs *	33	507
Deckers Outdoor *	15	626
Diamond Foods	7	114
Electronic Arts *	124	1,366
Fossil *	24	1,721
Gentex	55	880
Green Mountain Coffee Roasters *	58	1,059
Hain Celestial Group *	17	947
Hasbro	52	1,863
Herman Miller	22	403
Iconix Brand Group *	28	496
Interface, Cl A	21	278
iRobot *	10	228
LKQ *	55	1,943
Mattel	131	4,607
Monster Beverage *	68	4,520
Pool	18	664
Sanderson Farms	7	258
Select Comfort *	20	520
Snyders-Lance	26	609
Steven Madden *	15	606
Take-Two Interactive Software *	33	290
Tesla Motors *	40	1,097
TiVo *	45	391
True Religion Apparel	10	262
		31,452
Consumer Services — 18.9%
Acxiom *	32	537
Allegiant Travel, Cl A *	7	497
Amazon.com *	172	40,128
AMC Networks, Cl A *	21	911

Schedule of Investments (Unaudited)	July 31, 2012

Global X  NASDAQ 500 ETF

	Shares	Value
COMMON STOCK — continued

Consumer Services — continued
Ameristar Casinos	11	$186
Ancestry.com *	17	569
Apollo Group, Cl A *	56	1,523
Ascena Retail Group *	60	1,100
Avis Budget Group *	39	561
Beacon Roofing Supply *	18	477
Bebe Stores	31	186
Bed Bath & Beyond *	95	5,790
BJ's Restaurants *	11	435
Blue Nile *	5	128
Buffalo Wild Wings *	7	508
Capella Education *	6	159
Career Education *	29	137
Casey's General Stores	15	892
Charter Communications, Cl A *	42	3,231
Cheesecake Factory	23	771
Children's Place Retail Stores *	10	508
Clean Energy Fuels *	27	381
Comcast, Cl A	791	25,747
comScore *	11	169
Constant Contact *	11	184
Copart *	54	1,283
Costco Wholesale	169	16,254
Cracker Barrel Old Country Store	9	564
Digital Generation *	11	117
DIRECTV, Cl A *	293	14,550
Discovery Communications, Cl A *	53	2,683
DISH Network, Cl A	78	2,399
Dollar Tree *	96	4,833
DreamWorks Animation SKG, Cl A *	28	538
eBay *	487	21,574
Education Management *	49	184
Expedia	49	2,793
Finish Line, Cl A	20	418
Fred's, Cl A	15	213
Grand Canyon Education *	17	283
Hibbett Sports *	10	608
HSN	23	974
Jack in the Box *	19	513
JetBlue Airways *	113	623
Jos A Bank Clothiers *	11	465
Lamar Advertising, Cl A *	30	910
Liberty Global, Cl A *	60	3,167

Schedule of Investments (Unaudited)	July 31, 2012

Global X  NASDAQ 500 ETF

	Shares	Value
COMMON STOCK — continued

Consumer Services — continued
Liberty Interactive, Cl A *	221	$4,139
Liberty Media - Liberty Capital, Cl A *	28	2,649
Liquidity Services *	11	503
Monro Muffler Brake	12	397
National CineMedia	21	297
Netflix *	19	1,080
News, Cl A	665	15,308
OpenTable *	9	327
Orchard Supply Hardware Stores, Cl A *	3	50
O'Reilly Automotive *	54	4,630
Panera Bread, Cl A *	11	1,732
Penn National Gaming *	30	1,168
PetSmart	43	2,843
priceline.com *	19	12,573
Pricesmart	10	720
Rent-A-Center, Cl A	25	889
Ross Stores	88	5,847
Rue21 *	10	246
Scientific Games, Cl A *	34	288
Sears Holdings *	41	2,029
Shuffle Master *	21	307
Shutterfly *	13	427
Sinclair Broadcast Group, Cl A	20	204
Sirius XM Radio *	1,573	3,398
SkyWest	20	140
Staples	272	3,465
Starbucks	284	12,859
Stewart Enterprises, Cl A	33	226
Strayer Education	5	363
Texas Roadhouse, Cl A	27	467
Titan Machinery *	8	228
Tractor Supply	27	2,454
Travelzoo *	6	130
TripAdvisor *	46	1,721
Ulta Salon Cosmetics & Fragrance	22	1,867
United Natural Foods *	19	1,032
Urban Outfitters *	64	1,955
ValueClick *	28	440
VCA Antech *	32	582
Viacom, Cl B	90	4,204
WebMD Health, Cl A *	22	324
Whole Foods Market	67	6,149
Wynn Resorts	48	4,500

Schedule of Investments (Unaudited)	July 31, 2012

Global X NASDAQ 500 ETF

	Shares	Value
COMMON STOCK — continued

Consumer Services — continued
Zumiez *	12	$436
		267,254
Health Care — 12.5%
ABIOMED *	15	338
Acorda Therapeutics *	15	361
Akorn *	35	478
Alexion Pharmaceuticals *	70	7,340
Align Technology *	30	1,019
Amgen	338	27,919
Amylin Pharmaceuticals *	55	1,694
Ariad Pharmaceuticals *	51	976
Auxilium Pharmaceuticals *	17	458
Biogen Idec *	92	13,416
BioMarin Pharmaceutical *	42	1,650
Bio-Reference Labs *	11	272
Bruker *	62	733
Cadence Pharmaceuticals *	31	131
Celgene *	180	12,323
Cepheid *	23	737
Cubist Pharmaceuticals *	22	947
Cyberonics *	11	476
Dendreon *	56	267
DENTSPLY International	53	1,926
DexCom *	26	286
Endo Pharmaceuticals Holdings *	45	1,338
Endologix *	22	259
Exelixis *	48	300
Express Scripts Holding *	276	15,992
Gen-Probe *	18	1,488
Gilead Sciences *	300	16,299
Grifols ADR *	36	792
Halozyme Therapeutics *	40	361
Healthcare Services Group	24	520
Henry Schein *	35	2,618
HMS Holdings *	35	1,204
Hologic *	98	1,815
Human Genome Sciences *	69	983
Idenix Pharmaceuticals *	41	415
IDEXX Laboratories *	22	1,940
Illumina *	49	2,032
Immunogen *	28	452
Impax Laboratories *	24	532
Incyte *	47	1,175

Schedule of Investments (Unaudited)	July 31, 2012

Global X NASDAQ 500 ETF

	Shares	Value
COMMON STOCK — continued

Health Care — continued
Insulet *	18	$352
Integra LifeSciences Holdings *	12	462
InterMune *	21	185
Intuitive Surgical *	15	7,223
Isis Pharmaceuticals *	37	448
Life Technologies *	69	3,027
LifePoint Hospitals *	21	801
Lincare Holdings	38	1,573
Magellan Health Services *	13	627
MAKO Surgical *	16	204
Masimo *	23	515
Medicines *	21	526
Medivation *	13	1,296
Meridian Bioscience	16	267
Merit Medical Systems *	16	216
Momenta Pharmaceuticals *	20	284
Mylan *	161	3,708
Myriad Genetics *	33	820
Nektar Therapeutics *	44	375
NuVasive *	14	292
NxStage Medical *	21	316
Onyx Pharmaceuticals *	23	1,724
Optimer Pharmaceuticals *	18	246
PAREXEL International *	23	633
Patterson	46	1,569
PDL BioPharma	52	353
Perrigo	36	4,105
PSS World Medical *	20	418
Questcor Pharmaceuticals *	24	885
Quidel *	13	204
Regeneron Pharmaceuticals *	33	4,444
Rigel Pharmaceuticals *	26	284
Salix Pharmaceuticals *	23	1,031
Seattle Genetics *	44	1,151
Sequenom *	38	107
Sirona Dental Systems *	22	951
Spectrum Pharmaceuticals *	18	252
Targacept *	13	56
Theravance *	31	903
Thoratec *	23	789
United Therapeutics *	21	1,150
Vertex Pharmaceuticals *	79	3,832
ViroPharma *	31	673

Schedule of Investments (Unaudited)	July 31, 2012

Global X NASDAQ 500 ETF

	Shares	Value
COMMON STOCK — continued

Health Care — continued
Vivus *	34	$715
Volcano *	20	529
Wright Medical Group *	15	280
		175,063
Industrials — 5.6%
Acacia Research *	15	425
Aegion, Cl A *	15	261
Aerovironment *	8	187
Arkansas Best	10	137
Atlas Air Worldwide Holdings *	10	454
Automatic Data Processing	185	10,462
BE Aerospace *	38	1,491
Cardtronics *	17	527
Ceradyne	11	242
CH Robinson Worldwide	63	3,329
Cintas	50	1,981
Cognex	16	541
Coinstar *	12	570
Euronet Worldwide *	21	384
Expeditors International of Washington	80	2,846
Fastenal	112	4,829
FEI	15	716
Fiserv *	54	3,787
FLIR Systems	62	1,268
Foster Wheeler *	45	812
Heartland Express	36	500
Hub Group, Cl A *	14	416
II-VI *	24	418
IPG Photonics *	18	933
Itron *	16	624
Jack Henry & Associates	33	1,146
JB Hunt Transport Services	47	2,586
Kforce *	13	150
Landstar System	18	889
Lincoln Electric Holdings	32	1,276
Mantech International, Cl A	9	197
Mobile Mini *	17	243
Molex	37	929
National Instruments	45	1,163
Newport *	14	157
Nordson	26	1,333
Old Dominion Freight Line *	22	933
PACCAR	142	5,681

Schedule of Investments (Unaudited)	July 31, 2012

Global X NASDAQ 500 ETF

	Shares	Value
COMMON STOCK — continued

Industrials — continued
Paychex	138	$4,511
Plexus *	15	431
Power-One *	47	235
Resources Connection	17	192
Rofin-Sinar Technologies *	11	199
RR Donnelley & Sons	71	861
Sanmina-SCI *	31	265
Schnitzer Steel Industries, Cl A	9	259
Silgan Holdings	27	1,113
Stericycle *	33	3,064
Swisher Hygiene *	65	131
Sykes Enterprises *	19	281
TeleTech Holdings *	22	362
Tetra Tech *	24	617
Trimas *	13	283
Trimble Navigation *	46	2,036
TTM Technologies *	31	339
United Stationers	18	454
Universal Display *	16	508
Veeco Instruments *	17	607
Verisk Analytics, Cl A *	51	2,563
Werner Enterprises	28	646
Woodward	25	839
Zebra Technologies, Cl A *	22	760
		76,379
Oil & Gas — 0.2%
Approach Resources *	9	238
ATP Oil & Gas *	20	29
Carrizo Oil & Gas *	15	378
Chart Industries *	11	714
Crosstex Energy	18	243
First Solar *	33	513
GeoResources *	10	335
GT Advanced Technologies *	47	241
Gulfport Energy *	17	350
Hercules Offshore *	53	190
Lufkin Industries	12	552
Patterson-UTI Energy	60	929
PDC Energy *	9	236
Rex Energy *	17	216
Rosetta Resources *	20	834
SunPower, Cl A *	37	145
Tesco *	15	174

Schedule of Investments (Unaudited)	July 31, 2012

Global X NASDAQ 500 ETF

	Shares	Value
COMMON STOCK — continued

Oil & Gas — continued
TransGlobe Energy *	28	$268
		6,585
Technology — 53.5%
ACI Worldwide *	13	572
Acme Packet *	24	380
Adobe Systems *	188	5,805
ADTRAN	25	540
Advent Software *	20	455
Akamai Technologies *	73	2,568
Allscripts Healthcare Solutions *	73	672
Altera	124	4,396
Amkor Technology *	82	437
Analog Devices	114	4,455
ANSYS *	34	2,039
Apple	354	216,209
Applied Materials	499	5,434
Ariba *	35	1,555
Arris Group *	46	584
Aruba Networks *	39	553
Aspen Technology *	36	842
athenahealth *	12	1,098
Atmel *	177	1,037
Autodesk *	88	2,985
BMC Software *	68	2,693
Brightpoint *	26	233
Broadcom, Cl A	180	6,098
Brocade Communications Systems *	176	875
Brooks Automation	24	222
CA	195	4,694
Cadence Design Systems *	101	1,234
Catamaran *	36	3,042
Cavium *	19	513
Cerner *	65	4,805
Ceva *	9	140
Ciena *	35	561
Cirrus Logic *	25	919
Cisco Systems	2,073	33,064
Citrix Systems *	72	5,233
Clearwire, Cl A *	94	107
Cogent Communications Group *	18	332
Cognizant Technology Solutions, Cl A *	115	6,529
CommVault Systems *	17	825
Compuware *	84	774

Schedule of Investments (Unaudited)	July 31, 2012

Global X NASDAQ 500 ETF

	Shares	Value
COMMON STOCK — continued

Technology — continued
Comtech Telecommunications	12	$328
Comverse Technology *	79	429
Concur Technologies *	21	1,418
Cree *	39	934
CSG Systems International *	13	229
Cymer *	12	687
Cypress Semiconductor	72	770
DealerTrack Holdings *	16	467
Dell *	702	8,340
Digital River *	16	285
Diodes *	16	303
EarthLink	41	281
Ebix	14	304
EchoStar, Cl A *	15	432
Electronics for Imaging *	18	263
Entegris *	52	419
Entropic Communications *	33	198
Equinix *	18	3,207
EZchip Semiconductor *	10	367
F5 Networks *	31	2,895
Finisar *	35	435
Fortinet *	59	1,417
Google, Cl A *	99	62,664
Harmonic *	43	182
Hittite Microwave *	12	608
IAC	31	1,631
iGATE *	22	350
Infinera *	41	226
Informatica *	41	1,210
Insight Enterprises *	17	285
Integrated Device Technology *	57	287
Intel	1,963	50,449
InterDigital	16	437
Intersil, Cl A	47	433
Intuit	117	6,788
Ixia *	27	419
j2 Global	18	539
JDA Software Group *	16	473
JDS Uniphase *	87	856
KLA-Tencor	64	3,258
Kulicke & Soffa Industries *	28	310
Lam Research *	79	2,718
Lattice Semiconductor *	45	167

Schedule of Investments (Unaudited)	July 31, 2012

Global X NASDAQ 500 ETF

	Shares	Value
COMMON STOCK — continued

Technology — continued
Linear Technology	86	$2,774
LogMein *	9	170
Maxim Integrated Products	113	3,077
MedAssets *	23	303
Mellanox Technologies *	15	1,573
Mentor Graphics *	44	672
Merge Healthcare *	29	86
Micrel	24	224
Microchip Technology	72	2,403
Micron Technology *	386	2,397
MICROS Systems *	31	1,480
Microsemi *	32	620
Microsoft	3,244	95,601
MKS Instruments	20	528
MModal *	20	286
Monotype Imaging Holdings	14	205
NetApp *	144	4,705
NETGEAR *	13	450
Netscout Systems *	16	374
NIC	25	337
Nuance Communications *	118	2,401
NVIDIA *	226	3,060
OmniVision Technologies *	21	294
ON Semiconductor *	170	1,180
Oracle	1,923	58,075
Parametric Technology *	44	948
Pegasystems	13	361
PMC - Sierra *	89	474
Polycom *	68	594
Power Integrations	11	388
Progress Software *	27	525
QLogic *	41	473
QUALCOMM	636	37,956
Quality Systems	21	339
Quest Software *	34	950
Rambus *	42	176
RF Micro Devices *	105	407
Riverbed Technology *	58	1,023
Rovi *	43	575
SanDisk *	91	3,743
Sapient	52	518
Semtech *	24	573
Silicon Image *	30	118

Schedule of Investments (Unaudited)	July 31, 2012

Global X NASDAQ 500 ETF

	Shares	Value
COMMON STOCK — continued

Technology — continued
Silicon Laboratories *	18	$665
SINA *	25	1,135
Skyworks Solutions *	69	1,996
Sonus Networks *	106	176
Sourcefire *	11	561
STEC *	18	145
Stratasys *	8	490
Super Micro Computer *	14	174
Symantec *	289	4,552
Synaptics *	14	369
Synchronoss Technologies *	15	287
Synopsys *	57	1,726
Tech Data *	19	952
Tellabs	137	451
Tessera Technologies	20	289
Texas Instruments	250	6,810
TIBCO Software *	64	1,798
TriQuint Semiconductor *	62	350
Ultimate Software Group *	10	895
Ultratech *	10	318
United Online	34	144
VeriSign *	67	2,976
ViaSat *	16	613
Volterra Semiconductor *	9	207
Websense *	15	225
Xilinx	101	3,272
Yahoo! *	487	7,714
		756,913
Telecommunications — 0.8%
Frontier Communications	380	1,490
Leap Wireless International *	30	170
NII Holdings *	64	432
SBA Communications, Cl A *	44	2,599
tw telecom inc, Cl A *	58	1,458
Virgin Media	124	3,395
Windstream	191	1,902
		11,446
TOTAL UNITED STATES		1,331,877
TOTAL COMMON STOCK
(Cost $1,261,589)		1,408,807

Schedule of Investments (Unaudited)	July 31, 2012

Global X NASDAQ 500 ETF

	Shares/Face Amount	Value
PREFERRED STOCK — 0.0%

UNITED STATES— 0.0%
Consumer Goods — 0.0%
Orchard Supply Hardware Stores *
(Cost $5)	3	$5

TIME DEPOSIT — 0.2%
Brown Brothers Harriman, 0.030%, 08/01/12
(Cost $2,949)	$2,949	2,949
TOTAL INVESTMENTS — 100.0%
(Cost $1,264,543)††		$1,411,761

Percentages are based on Net Assets of $1,411,841

*	Non-income producing security.
††	At July 31, 2012, the tax basis cost of the Fund's investments was $1,264,543, and the unrealized appreciation and depreciation were $209,966 and $(62,748) respectively.

ADR — American Depositary Receipt

Cl — Class

The following is a summary of the inputs used as of July 31, 2012, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,408,807	$—	$—	$1,408,807
Preferred Stock	5	—	—	5
Time Deposit	—	2,949	—	2,949
Total Investments in Securities	$1,408,812	$2,949	$—	$1,411,761

For the period ended July 31, 2012, there have been no transfers between Level 1 & Level 2 assets and liabilities or Level 2 & Level 3 assets and liabilities.

For the period ended July 31, 2012, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2012

Global X NASDAQ 400 Midcap ETF

	Shares	Value
COMMON STOCK — 99.4%

ARGENTINA— 0.4%
Consumer Services — 0.4%
MercadoLibre	72	$4,810

BERMUDA— 0.7%
Consumer Services — 0.0%
Central European Media Enterprises, Cl A *	93	469
Oil & Gas — 0.7%
Energy XXI Bermuda	127	3,960
Golar LNG	133	5,141
		9,101
TOTAL BERMUDA		9,570

BRITISH VIRGIN ISLANDS— 0.2%
Industrials — 0.2%
UTi Worldwide	169	2,239

CANADA— 2.3%
Basic Materials — 1.0%
Methanex	152	4,191
Pan American Silver	528	7,888
Silver Standard Resources *	131	1,676
		13,755
Consumer Goods — 0.8%
Lululemon Athletica *	176	9,940
Industrials — 0.2%
Westport Innovations *	74	2,785
Technology — 0.3%
Open Text *	93	4,185
TOTAL CANADA		30,665

CHINA— 1.3%
Consumer Goods — 0.0%
Perfect World ADR	70	674
Consumer Services — 0.4%
Focus Media Holding ADR	206	4,075
Home Inns & Hotels Management ADR *	49	895
		4,970
Industrials — 0.0%
Hollysys Automation Technologies *	93	724
Technology — 0.9%
AsiaInfo Holdings *	117	1,198
NetEase ADR *	124	6,549
Sohu.com *	63	2,208

Schedule of Investments (Unaudited)	July 31, 2012

Global X NASDAQ 400 Midcap ETF

	Shares	Value
COMMON STOCK — continued

Technology — continued
Spreadtrum Communications ADR	66	$1,193
		11,148
TOTAL CHINA		17,516

GREECE— 0.1%
Industrials — 0.1%
DryShips *	695	1,536

HONG KONG— 0.2%
Consumer Services — 0.2%
Melco Crown Entertainment ADR *	295	2,974

IRELAND— 1.6%
Consumer Services — 0.4%
Ryanair Holdings ADR *	195	5,745
Health Care — 1.2%
Alkermes *	212	3,941
Amarin ADR *	177	2,073
ICON ADR *	96	2,316
Shire ADR	83	7,153
		15,483
TOTAL IRELAND		21,228

ISRAEL— 0.3%
Technology — 0.3%
NICE Systems ADR *	64	2,304
RADWARE *	34	1,028
TOTAL ISRAEL		3,332

NETHERLANDS— 2.1%
Health Care — 0.5%
QIAGEN *	390	6,868
Industrials — 0.2%
VistaPrint *	68	2,346
Technology — 1.4%
ASML Holding, Cl G	334	19,205
TOTAL NETHERLANDS		28,419

RUSSIA— 0.1%
Consumer Services — 0.1%
CTC Media	258	1,914

SWEDEN— 0.3%
Technology — 0.3%
Ericsson ADR	367	3,395

Schedule of Investments (Unaudited)	July 31, 2012

Global X NASDAQ 400 Midcap ETF

	Shares	Value
COMMON STOCK — continued

SWITZERLAND— 0.2%
Technology — 0.2%
Logitech International *	310	$2,716

TAIWAN— 0.3%
Technology — 0.3%
Silicon Motion Technology ADR *	229	3,534
Siliconware Precision Industries ADR	166	901
TOTAL TAIWAN		4,435

UNITED KINGDOM— 0.5%
Technology — 0.5%
ARM Holdings ADR	229	5,949

UNITED STATES— 88.8%
Basic Materials — 1.1%
A Schulman	53	1,159
Century Aluminum *	159	971
Globe Specialty Metals	124	1,554
Royal Gold	88	6,660
Steel Dynamics	358	4,615
		14,959
Consumer Goods — 4.6%
Crocs *	146	2,241
Deckers Outdoor *	64	2,669
Diamond Foods	36	586
Gentex	233	3,730
Hain Celestial Group *	72	4,009
Hasbro	229	8,203
Herman Miller	96	1,757
Iconix Brand Group *	120	2,128
Interface, Cl A	95	1,260
iRobot *	43	979
LKQ *	239	8,444
Pool	79	2,912
Sanderson Farms	36	1,326
Select Comfort *	92	2,393
Snyders-Lance	111	2,601
Steven Madden *	70	2,830
Take-Two Interactive Software *	142	1,247
Tesla Motors *	347	9,515
TiVo *	198	1,721
True Religion Apparel	44	1,155
		61,706

Schedule of Investments (Unaudited)	July 31, 2012

Global X NASDAQ 400 Midcap ETF

	Shares	Value
COMMON STOCK — continued

Consumer Services — 18.6%
Acxiom *	140	$2,348
Allegiant Travel, Cl A *	31	2,203
AMC Networks, Cl A *	94	4,076
Ameristar Casinos	53	894
Ancestry.com *	78	2,611
Ascena Retail Group *	262	4,805
Avis Budget Group *	173	2,486
Beacon Roofing Supply *	76	2,015
Bebe Stores	137	822
BJ's Restaurants *	46	1,821
Blue Nile *	25	642
Buffalo Wild Wings *	31	2,250
Capella Education *	26	690
Career Education *	126	593
Casey's General Stores	63	3,744
Charter Communications, Cl A *	184	14,153
Cheesecake Factory	95	3,185
Children's Place Retail Stores *	44	2,235
Clean Energy Fuels *	116	1,637
comScore *	50	770
Constant Contact *	48	805
Copart *	240	5,702
Cracker Barrel Old Country Store	38	2,381
Digital Generation *	44	469
Discovery Communications, Cl A *	235	11,898
DISH Network, Cl A	340	10,458
DreamWorks Animation SKG, Cl A *	120	2,304
Education Management *	210	790
Finish Line, Cl A	90	1,879
Fred's, Cl A	66	937
Grand Canyon Education *	73	1,215
Hibbett Sports *	45	2,735
HSN	97	4,109
Jack in the Box *	80	2,159
JetBlue Airways *	486	2,678
Jos A Bank Clothiers *	45	1,902
Lamar Advertising, Cl A *	126	3,824
Liberty Global, Cl A *	257	13,565
Liberty Media - Liberty Capital, Cl A *	189	17,880
Liquidity Services *	47	2,149

Schedule of Investments (Unaudited)	July 31, 2012

Global X NASDAQ 400 Midcap ETF

	Shares	Value
COMMON STOCK — continued

Consumer Services — continued
Monro Muffler Brake	50	$1,653
National CineMedia	90	1,273
OpenTable *	39	1,418
Panera Bread, Cl A *	49	7,717
Penn National Gaming *	130	5,060
PetSmart	187	12,363
Pricesmart	50	3,601
Rent-A-Center, Cl A	107	3,805
Rue21 *	41	1,010
Scientific Games, Cl A *	150	1,269
Shuffle Master *	90	1,315
Shutterfly *	57	1,871
Sinclair Broadcast Group, Cl A	87	887
SkyWest	88	616
Stewart Enterprises, Cl A	145	990
Strayer Education	20	1,453
Texas Roadhouse, Cl A	120	2,077
Titan Machinery *	35	995
Tractor Supply	117	10,632
Travelzoo *	154	3,328
TripAdvisor *	321	12,009
Ulta Salon Cosmetics & Fragrance	100	8,488
United Natural Foods *	79	4,290
Urban Outfitters *	240	7,332
ValueClick *	124	1,948
VCA Antech *	142	2,585
WebMD Health, Cl A *	98	1,442
Zumiez *	51	1,853
		247,099
Health Care — 19.1%
ABIOMED *	64	1,443
Acorda Therapeutics *	66	1,589
Akorn *	156	2,133
Align Technology *	129	4,381
Amylin Pharmaceuticals *	458	14,102
Ariad Pharmaceuticals *	216	4,132
Auxilium Pharmaceuticals *	79	2,128
BioMarin Pharmaceutical *	178	6,994
Bio-Reference Labs *	45	1,114
Bruker *	272	3,215
Cadence Pharmaceuticals *	131	555
Cepheid *	100	3,204

Schedule of Investments (Unaudited)	July 31, 2012

Global X NASDAQ 400 Midcap ETF

	Shares	Value
COMMON STOCK — continued

Health Care — continued
Cubist Pharmaceuticals *	100	$4,306
Cyberonics *	46	1,992
Dendreon *	243	1,157
DexCom *	109	1,200
Endo Pharmaceuticals Holdings *	192	5,708
Endologix *	93	1,093
Exelixis *	210	1,312
Gen-Probe *	81	6,698
Grifols ADR *	152	3,381
Halozyme Therapeutics *	169	1,524
Healthcare Services Group	109	2,363
HMS Holdings *	157	5,402
Hologic *	427	7,908
Human Genome Sciences *	299	4,258
Idenix Pharmaceuticals *	175	1,773
IDEXX Laboratories *	94	8,288
Illumina *	203	8,418
Immunogen *	125	2,017
Impax Laboratories *	107	2,373
Incyte *	206	5,148
Insulet *	78	1,526
Integra LifeSciences Holdings *	47	1,808
InterMune *	91	803
Isis Pharmaceuticals *	163	1,976
LifePoint Hospitals *	92	3,507
Lincare Holdings	161	6,665
Magellan Health Services *	54	2,603
MAKO Surgical *	68	866
Masimo *	99	2,218
Medicines *	87	2,179
Medivation *	57	5,683
Meridian Bioscience	67	1,119
Merit Medical Systems *	68	919
Momenta Pharmaceuticals *	83	1,180
Myriad Genetics *	140	3,479
Nektar Therapeutics *	188	1,602
NuVasive *	61	1,274
NxStage Medical *	90	1,354
Onyx Pharmaceuticals *	104	7,797
Optimer Pharmaceuticals *	77	1,052
PAREXEL International *	96	2,642
Patterson	199	6,786

Schedule of Investments (Unaudited)	July 31, 2012

Global X NASDAQ 400 Midcap ETF

	Shares	Value
COMMON STOCK — continued

Health Care — continued
PDL BioPharma	230	$1,562
PSS World Medical *	88	1,838
Questcor Pharmaceuticals *	102	3,761
Quidel *	54	846
Regeneron Pharmaceuticals *	196	26,391
Rigel Pharmaceuticals *	116	1,269
Salix Pharmaceuticals *	96	4,303
Seattle Genetics *	187	4,892
Sequenom *	161	453
Sirona Dental Systems *	93	4,020
Spectrum Pharmaceuticals *	80	1,119
Targacept *	55	238
Theravance *	139	4,049
Thoratec *	97	3,328
United Therapeutics *	96	5,259
ViroPharma *	134	2,909
Vivus *	146	3,070
Volcano *	86	2,275
Wright Medical Group *	64	1,193
		253,122
Industrials — 13.4%
Acacia Research *	70	1,982
Aegion, Cl A *	64	1,113
Aerovironment *	38	888
Arkansas Best	42	575
Atlas Air Worldwide Holdings *	42	1,905
BE Aerospace *	168	6,590
Cardtronics *	70	2,171
Ceradyne	42	924
Cintas	218	8,639
Cognex	69	2,332
Coinstar *	50	2,374
Euronet Worldwide *	86	1,572
FEI	68	3,244
FLIR Systems	260	5,317
Foster Wheeler *	191	3,446
Heartland Express	155	2,155
Hub Group, Cl A *	61	1,815
II-VI *	102	1,779
IPG Photonics *	78	4,043
Itron *	66	2,572
Jack Henry & Associates	141	4,897

Schedule of Investments (Unaudited)	July 31, 2012

Global X NASDAQ 400 Midcap ETF

	Shares	Value
COMMON STOCK — continued

Industrials — continued
JB Hunt Transport Services	204	$11,224
Kforce *	61	706
Landstar System	79	3,903
Lincoln Electric Holdings	140	5,583
Mantech International, Cl A	39	855
Mobile Mini *	74	1,060
Molex	160	4,019
National Instruments	197	5,090
Newport *	63	709
Nordson	321	16,455
Old Dominion Freight Line *	94	3,986
Plexus *	59	1,694
Power-One *	199	995
Resources Connection	78	880
Rofin-Sinar Technologies *	46	834
RR Donnelley & Sons	308	3,733
Sanmina-SCI *	131	1,119
Schnitzer Steel Industries, Cl A	40	1,148
Silgan Holdings	115	4,739
Swisher Hygiene *	284	571
Sykes Enterprises *	81	1,198
TeleTech Holdings *	94	1,547
Tetra Tech *	102	2,622
Trimas *	57	1,239
Trimble Navigation *	206	9,118
TTM Technologies *	134	1,466
United Stationers	76	1,916
Universal Display *	74	2,350
Veeco Instruments *	72	2,571
Verisk Analytics, Cl A *	273	13,718
Werner Enterprises	120	2,769
Woodward	113	3,794
Zebra Technologies, Cl A *	93	3,212
		177,156
Oil & Gas — 2.6%
Approach Resources *	38	1,003
ATP Oil & Gas *	86	125
Carrizo Oil & Gas *	64	1,613
Chart Industries *	48	3,113
Crosstex Energy	78	1,052
First Solar *	508	7,894
GeoResources *	41	1,372

Schedule of Investments (Unaudited)	July 31, 2012

Global X NASDAQ 400 Midcap ETF

	Shares	Value
COMMON STOCK — continued

Oil & Gas — continued
GT Advanced Technologies *	207	$1,060
Gulfport Energy *	76	1,565
Hercules Offshore *	230	826
Lufkin Industries	51	2,348
Patterson-UTI Energy	255	3,947
PDC Energy *	39	1,022
Rex Energy *	73	926
Rosetta Resources *	88	3,671
SunPower, Cl A *	165	647
Tesco *	62	719
TransGlobe Energy *	119	1,140
		34,043
Technology — 26.4%
ACI Worldwide *	55	2,421
Acme Packet *	108	1,712
ADTRAN	106	2,287
Advent Software *	88	2,003
Allscripts Healthcare Solutions *	313	2,879
Amkor Technology *	355	1,892
Analog Devices	647	25,285
ANSYS *	154	9,234
Ariba *	157	6,975
Arris Group *	198	2,513
Aruba Networks *	166	2,354
Aspen Technology *	155	3,624
athenahealth *	56	5,124
Atmel *	769	4,506
Brightpoint *	112	1,005
Brocade Communications Systems *	766	3,807
Brooks Automation	107	991
Cadence Design Systems *	435	5,316
Catamaran *	224	18,930
Cavium *	79	2,135
Ceva *	37	575
Ciena *	152	2,437
Cirrus Logic *	110	4,045
Clearwire, Cl A *	406	463
Cogent Communications Group *	77	1,422
CommVault Systems *	75	3,639
Compuware *	359	3,306
Comtech Telecommunications	53	1,448
Comverse Technology *	337	1,830

Schedule of Investments (Unaudited)	July 31, 2012

Global X NASDAQ 400 Midcap ETF

	Shares	Value
COMMON STOCK — continued

Technology — continued
Concur Technologies *	88	$5,943
Cree *	169	4,048
CSG Systems International *	58	1,022
Cymer *	50	2,860
Cypress Semiconductor	312	3,335
DealerTrack Holdings *	69	2,013
Digital River *	70	1,245
Diodes *	75	1,421
EarthLink	178	1,219
Ebix	64	1,388
EchoStar, Cl A *	63	1,814
Electronics for Imaging *	79	1,155
Entegris *	220	1,771
Entropic Communications *	145	870
Equinix *	79	14,076
EZchip Semiconductor *	43	1,577
Finisar *	149	1,852
Fortinet *	257	6,171
Harmonic *	189	801
Hittite Microwave *	51	2,584
IAC	135	7,102
iGATE *	93	1,479
Infinera *	172	949
Informatica *	175	5,164
Insight Enterprises *	76	1,274
Integrated Device Technology *	248	1,250
InterDigital	75	2,047
Intersil, Cl A	206	1,897
Ixia *	113	1,751
j2 Global	74	2,215
JDA Software Group *	71	2,100
JDS Uniphase *	379	3,729
Kulicke & Soffa Industries *	120	1,328
Lattice Semiconductor *	195	723
LogMein *	40	758
MedAssets *	98	1,293
Mellanox Technologies *	64	6,711
Mentor Graphics *	184	2,811
Merge Healthcare *	127	376
Micrel	102	953
MICROS Systems *	134	6,397
Microsemi *	142	2,749

Schedule of Investments (Unaudited)	July 31, 2012

Global X NASDAQ 400 Midcap ETF

	Shares	Value
COMMON STOCK — continued

Technology — continued
MKS Instruments	87	$2,297
MModal *	88	1,260
Monotype Imaging Holdings	58	851
NETGEAR *	62	2,147
Netscout Systems *	73	1,705
NIC	105	1,413
OmniVision Technologies *	92	1,290
ON Semiconductor *	732	5,080
Parametric Technology *	190	4,093
Pegasystems	61	1,695
PMC - Sierra *	389	2,069
Polycom *	290	2,535
Power Integrations	49	1,727
Progress Software *	116	2,255
QLogic *	177	2,043
Quality Systems	95	1,535
Quest Software *	145	4,051
Rambus *	178	748
RF Micro Devices *	448	1,738
Riverbed Technology *	256	4,516
Rovi *	184	2,462
Sapient	228	2,271
Semtech *	105	2,508
Silicon Image *	131	514
Silicon Laboratories *	78	2,882
SINA *	108	4,904
Skyworks Solutions *	302	8,737
Sonus Networks *	454	754
Sourcefire *	48	2,450
STEC *	76	613
Stratasys *	35	2,145
Super Micro Computer *	60	745
Synaptics *	59	1,556
Synchronoss Technologies *	63	1,205
Synopsys *	247	7,482
Tech Data *	81	4,058
Tellabs	592	1,948
Tessera Technologies	84	1,214
TIBCO Software *	276	7,753
TriQuint Semiconductor *	266	1,500
Ultimate Software Group *	43	3,847
Ultratech *	41	1,304

Schedule of Investments (Unaudited)	July 31, 2012

Global X NASDAQ 400 Midcap ETF

	Shares/Face Amount	Value
COMMON STOCK — continued

Technology — continued
United Online	144	$611
ViaSat *	69	2,643
Volterra Semiconductor *	41	942
Websense *	67	1,006
		349,481
Telecommunications — 3.0%
Frontier Communications	1,654	6,484
Leap Wireless International *	129	733
NII Holdings *	285	1,924
SBA Communications, Cl A *	187	11,044
tw telecom inc, Cl A *	250	6,282
Windstream	1,233	12,281
		38,748
TOTAL UNITED STATES		1,176,314
TOTAL COMMON STOCK
(Cost $1,263,415)		1,317,012

TIME DEPOSIT — 0.6%
Brown Brothers Harriman, 0.030%, 08/01/12
(Cost $7,998)	$7,998	7,998
TOTAL INVESTMENTS — 100.0%
(Cost $1,271,413)††		$1,325,010

Percentages are based on Net Assets of $1,324,700

*	Non-income producing security.
††	At July 31, 2012, the tax basis cost of the Fund's investments was $1,271,413, and the unrealized appreciation and depreciation were $171,283 and $(117,686) respectively.

ADR — American Depositary Receipt

Cl — Class

The following is a summary of the inputs used as of July 31, 2012, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,317,012	$—	$—	$1,317,012
Time Deposit	—	7,998	—	7,998
Total Investments in Securities	$1,317,012	$7,998	$—	$1,325,010

For the period ended July 31, 2012, there have been no transfers between Level 1 & Level 2 assets and liabilities or Level 2 & Level 3 assets and liabilities.

For the period ended July 31, 2012, there were no Level 3 investments.

Schedule of Investments (Unaudited)	July 31, 2012

Global X NASDAQ 400 Midcap ETF

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2012

Global X Silver Miners ETF

	Shares	Value
COMMON STOCK — 99.0%

AUSTRALIA— 0.1%
Basic Materials — 0.1%
Alcyone Resources *	12,103,602	$445,187

CANADA— 48.3%
Basic Materials — 48.3%
Alexco Resource *	564,618	2,337,519
Aurcana * (A)	5,130,552	5,013,652
Bear Creek Mining *	879,849	2,044,222
Endeavour Silver *	999,960	7,949,682
Excellon Resources *	3,132,421	1,655,465
First Majestic Silver *	804,759	13,064,243
Fortuna Silver Mines *	1,453,947	5,494,799
Great Panther Silver * (A)	1,567,206	2,562,914
Impact Silver *	678,524	825,447
MAG Silver *	512,540	4,705,117
Minco Silver * (A)	357,950	510,414
Orko Silver * (A)	1,500,851	1,825,835
Pan American Silver	1,482,652	22,150,821
Scorpio Mining *	2,282,375	1,206,221
Silver Standard Resources *	934,441	11,951,500
Silver Wheaton	1,219,700	33,590,538
Silvercorp Metals (A)	1,915,161	10,207,808
US Silver * (A)	719,267	1,298,173
Wildcat Silver * (A)	1,075,511	782,892
TOTAL CANADA		129,177,262

MEXICO— 25.0%
Basic Materials — 25.0%
Fresnillo	1,456,489	33,248,377
Industrias Penoles (A)	817,839	33,455,233
TOTAL MEXICO		66,703,610

PERU— 4.4%
Basic Materials — 4.4%
Hochschild Mining	1,801,680	11,855,462

UNITED KINGDOM— 4.9%
Basic Materials — 4.9%
Arian Silver *	3,435,612	605,980
Polymetal International	912,890	12,473,482
TOTAL UNITED KINGDOM		13,079,462

UNITED STATES— 16.3%
Basic Materials — 16.3%
Coeur d'Alene Mines *	656,737	10,711,380
Golden Minerals * (A)	245,608	1,036,466

Schedule of Investments (Unaudited)	July 31, 2012

Global X Silver Miners ETF

	Shares/Face Amount	Value
COMMON STOCK — continued

Basic Materials — continued
Hecla Mining (A)	3,297,845	$14,840,302
McEwen Mining *	1,543,011	4,613,603
Mines Management *	282,007	352,509
Revett Minerals *	255,882	808,841
Tahoe Resources *	735,779	11,122,710
TOTAL UNITED STATES		43,485,811
TOTAL COMMON STOCK
(Cost $354,744,051)		264,746,794

REPURCHASE AGREEMENT — 4.0%
Merrill Lynch
0.160%, dated 07/31/12, to be repurchased on 08/01/12, repurchase price $10,577,648 (collateralized by U.S. Treasury Notes, par value $10,107,000, 1.875%, 09/30/2017, with total market value $10,789,223)(B)
TOTAL REPURCHASE AGREEMENT
(Cost $10,577,601)	$10,577,601	10,577,601

TIME DEPOSIT — 0.2%
Brown Brothers Harriman, 0.030%, 08/01/12
(Cost $413,295)	413,295	413,295
TOTAL INVESTMENTS — 103.2%
(Cost $365,734,947)††		$275,737,690

Percentages are based on Net Assets of $267,109,855

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at July 31, 2012. The total value of securities on loan at July 31, 2012 was $9,987,702.
(B)	This security was purchased with cash collateral held from securities on loan. The total value of such security as of July 31, 2012 was $10,577,601.
††	At July 31, 2012, the tax basis cost of the Fund's investments was $365,734,947, and the unrealized appreciation and depreciation were $8,111,092 and $(98,108,349) respectively.

The following is a summary of the inputs used as of July 31, 2012, in valuing the Fund's investments carried at value:

The following is a summary of the inputs used as of July 31, 2012, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$264,746,794	$—	$—	$264,746,794
Repurchase Agreement	—	10,577,601	—	10,577,601
Time Deposit	—	413,295	—	413,295
Total Investments in Securities	$264,746,794	$10,990,896	$—	$275,737,690

For the period ended July 31, 2012, there have been no transfers between Level 1 & Level 2 assets and liabilities or Level 2 & Level 3 assets and liabilities.

For the period ended July 31, 2012, there were no Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2012

Global X Gold Explorers ETF

	Shares	Value
COMMON STOCK — 99.9%

AUSTRALIA— 5.1%
Basic Materials — 5.1%
Ampella Mining *	246,319	$125,545
Gryphon Minerals *	1,942,841	1,388,371
TOTAL AUSTRALIA		1,513,916

CANADA— 94.8%
Basic Materials — 94.8%
Atac Resources *	502,849	1,268,592
Canaco Resources *	481,875	153,762
Chesapeake Gold *	208,659	1,612,512
Continental Gold *	216,344	1,516,576
Exeter Resource *	848,842	1,185,002
Extorre Gold Mines *	142,300	591,705
Gold Canyon Resources *	787,178	1,043,971
International Tower Hill Mines *	470,602	1,196,625
Kaminak Gold, Cl A *	682,909	1,266,601
Keegan Resources *	487,350	1,491,913
Levon Resources *	387,968	129,600
Lydian International, Cl A *	640,470	1,539,146
Newstrike Capital *	699,971	1,019,053
Novagold Resources *	291,607	1,157,680
Paramount Gold and Silver *	646,961	1,468,601
Pretium Resources *	128,231	1,874,524
Rainy River Resources *	357,560	1,540,269
Rubicon Minerals *	563,464	1,764,249
Sabina Gold & Silver *	765,057	1,777,517
Seabridge Gold *	105,430	1,545,604
Torex Gold Resources *	961,020	1,868,663
Volta Resources *	1,653,074	1,153,863
TOTAL CANADA		28,166,028
TOTAL COMMON STOCK
(Cost $42,743,251)		29,679,944
TOTAL INVESTMENTS — 99.9%
(Cost $42,743,251)††		$29,679,944

Percentages are based on Net Assets of $29,712,615

*	Non-income producing security.
††	At July 31, 2012, the tax basis cost of the Fund's investments was $42,743,251, and the unrealized appreciation and depreciation were $0 and $(3,063,307) respectively.

Cl — Class

Schedule of Investments (Unaudited)	July 31, 2012

Global X Gold Explorers ETF

The following is a summary of the inputs used as of July 31, 2012, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$29,679,944	$—	$—	$29,679,944
Total Investments in Securities	$29,679,944	$—	$—	$29,679,944

For the period ended July 31, 2012, there have been no transfers between Level 1 & Level 2 assets and liabilities or Level 2 & Level 3 assets and liabilities.

For the period ended July 31, 2012, there were no Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2012

Global X Pure Gold Miners ETF

	Shares	Value
COMMON STOCK — 99.5%

AUSTRALIA— 5.8%
Basic Materials — 5.8%
Medusa Mining	20,442	$104,404
Perseus Mining *	53,804	130,613
TOTAL AUSTRALIA		235,017

CANADA— 37.4%
Basic Materials — 37.4%
Alamos Gold	13,840	216,946
Aurizon Mines *	18,965	84,154
B2Gold *	41,938	134,657
Centerra Gold	13,111	94,262
Detour Gold *	9,427	209,061
Eldorado Gold	19,257	208,345
Kinross Gold	24,765	206,941
Kirkland Lake Gold *	7,100	82,692
Osisko Mining *	21,395	182,834
SEMAFO	33,606	105,893
TOTAL CANADA		1,525,785

CHINA— 3.4%
Basic Materials — 3.4%
Real Gold Mining (A) (B)	36,500	10,449
Zhaojin Mining Industry	99,484	125,081
TOTAL CHINA		135,530

JERSEY— 5.1%
Basic Materials — 5.1%
Randgold Resources ADR	2,303	206,072

SOUTH AFRICA— 15.0%
Basic Materials — 15.0%
AngloGold Ashanti ADR	5,948	202,291
Gold Fields ADR	15,714	202,711
Harmony Gold Mining ADR	20,566	201,958
TOTAL SOUTH AFRICA		606,960

TURKEY— 6.6%
Basic Materials — 6.6%
Koza Altin Isletmeleri	13,546	267,924

UNITED KINGDOM— 5.3%
Basic Materials — 5.3%
African Barrick Gold	13,232	78,004
Petropavlovsk	20,693	137,852

Schedule of Investments (Unaudited)	July 31, 2012

Global X Pure Gold Miners ETF

	Shares/Face Amount	Value
COMMON STOCK — continued

TOTAL UNITED KINGDOM		$215,856

UNITED STATES— 20.9%
Basic Materials — 20.9%
Alacer Gold *	27,531	163,344
Allied Nevada Gold *	7,910	204,474
Centamin *	125,466	131,009
Gold Resource	5,775	103,546
Polyus Gold International *	77,691	249,096
TOTAL UNITED STATES		851,469
TOTAL COMMON STOCK
(Cost $5,593,195)		4,044,613

TIME DEPOSIT — 0.5%
Brown Brothers Harriman, 0.030%, 08/01/12
(Cost $21,171)	$21,171	21,171
TOTAL INVESTMENTS — 100.0%
(Cost $5,614,366)††		$4,065,784

Percentages are based on Net Assets of $4,063,761

*	Non-income producing security.
(A)	Securities considered illiquid. The total value of such securities as of July 31, 2012 was $10,449 and represented 0.3% of Net Assets.
(B)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of July 31, 2012, was $10,449 and represents 0.3% of net assets.
††	At July 31, 2012, the tax basis cost of the Fund's investments was $5,614,366, and the unrealized appreciation and depreciation were $116,737 and $(1,665,319) respectively.

ADR — American Depositary Receipt

 The following is a summary of the inputs used as of July 31, 2012, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock
Australia	$235,017	$—	$—	$235,017
Canada	1,525,785	—	—	1,525,785
China	125,081	—	10,449	135,530
Jersey	206,072	—	—	206,072
South Africa	606,960	—	—	606,960
Turkey	267,924	—	—	267,924
United Kingdom	215,856	—	—	215,856
United States	851,469	—	—	851,469
Total Common Stock	4,034,164	—	10,449	4,044,613
Time Deposit	—	21,171	—	21,171
Total Investments in Securities	$4,034,164	$21,171	$10,449	$4,065,784

(1) A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets.

For the period ended July 31, 2012, there have been no transfers between Level 1 & Level 2 assets and liabilities or Level 2 & Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2012

Global X Copper Miners ETF

	Shares	Value
COMMON STOCK — 98.8%

AUSTRALIA— 8.5%
Basic Materials — 8.5%
Cudeco *(C)	276,324	$966,990
OZ Minerals	161,801	1,285,471
Straits Resources *	587,216	70,967
TOTAL AUSTRALIA		2,323,428

CANADA— 41.7%
Basic Materials — 41.7%
Augusta Resource *	118,540	218,114
Capstone Mining *	547,968	1,229,424
Copper Mountain Mining (CAD) *	179,045	576,672
Copper Mountain Mining (USD) *	12,300	40,258
Duluth Metals *	126,633	252,546
First Quantum Minerals	76,107	1,381,970
HudBay Minerals, Cl B	151,200	1,277,025
Imperial Metals *	63,505	532,559
Inmet Mining	28,439	1,131,208
Ivanhoe Mines *	132,330	1,116,865
Katanga Mining *	542,800	270,629
Lumina Copper *	40,474	329,733
Lundin Mining *	363,641	1,555,586
Mercator Minerals *	527,020	289,037
Northern Dynasty Minerals *	103,441	245,155
Taseko Mines *	392,234	980,585
TOTAL CANADA		11,427,366

CHINA— 5.5%
Basic Materials — 5.5%
Jiangxi Copper, Cl H	678,739	1,498,447

MEXICO— 5.4%
Basic Materials — 5.4%
Grupo Mexico, Cl B	531,643	1,495,165

PERU— 6.0%
Basic Materials — 6.0%
Southern Copper	51,400	1,659,192

POLAND— 5.3%
Basic Materials — 5.3%
KGHM Polska Miedz	38,030	1,442,268

Schedule of Investments (Unaudited)	July 31, 2012

Global X Copper Miners ETF

	Shares/ Number of Warrants/Face Amount	Value
COMMON STOCK — continued

SOUTH AFRICA— 0.7%
Basic Materials — 0.7%
Palabora Mining	17,176	$191,051

SWITZERLAND— 4.4%
Basic Materials — 4.4%
Xstrata	90,505	1,203,432

TURKEY— 1.1%
Basic Materials — 1.1%
Park Elektrik Uretim Madencilik Sanayi ve Ticaret	97,410	302,837

UNITED KINGDOM— 14.9%
Basic Materials — 14.9%
Antofagasta	90,466	1,520,484
Kazakhmys	114,132	1,261,532
Vedanta Resources	85,858	1,313,810
TOTAL UNITED KINGDOM		4,095,826

UNITED STATES— 5.3%
Basic Materials — 5.3%
Freeport-McMoRan Copper & Gold	43,043	1,449,258
TOTAL COMMON STOCK
(Cost $39,201,510)		27,088,270

WARRANTS — 0.0%

CANADA — 0.0%
Duluth Exploration*, Expires 01/18/13 (A) (B)
(Cost $–)	11,771	—

REPURCHASE AGREEMENT — 2.0%
Merrill Lynch
0.160%, dated 07/31/12, to be repurchased on 08/01/12, repurchase price $555,002 (collateralized by U.S. Treasury Notes, par value $530,400, 1.875%, 09/30/2017, with total market value $566,202)(D)
TOTAL REPURCHASE AGREEMENT
(Cost $555,000)	$555,000	555,000

TIME DEPOSIT — 0.0%
Brown Brothers Harriman, 0.030%, 08/01/12
(Cost $10,482)	10,482	10,482
TOTAL INVESTMENTS — 100.8%
(Cost $39,766,992)††		$27,653,752

Percentages are based on Net Assets of $27,430,935

Schedule of Investments (Unaudited)	July 31, 2012

Global X Copper Miners ETF

*	Non-income producing security.
(A)	Securities considered illiquid. The total value of such securities as of July 31, 2012 was $0 and represented 0.0% of Net Assets.
(B)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of July 31, 2012, was $0 and represents 0.0% of net assets.
(C)	This security or a partial position of this security is on loan at July 31, 2012. The total value of securities on loan at July 31, 2012 was $524,060.
(D)	This security was purchased with cash collateral held from securities on loan. The total value of such security as of July 31, 2012 was $555,000.
††	At July 31, 2012, the tax basis cost of the Fund's investments was $39,766,992, and the unrealized appreciation and depreciation were $301,549 and $(12,414,789) respectively.

Amounts designated as “—” are $0 or have been rounded to $0.

CAD — Canadian Dollar
Cl — Class
USD — U.S. Dollar

The following is a summary of the inputs used as of July 31, 2012, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$27,088,270	$—	$—	$27,088,270
Warrants	—	—	—	—
Repurchase Agreement	—	555,000	—	555,000
Time Deposit	—	10,482	—	10,482
Total Investments in Securities	$27,088,270	$565,482	$—	$27,653,752

(1) A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets.

For the period ended July 31, 2012, there have been no transfers between Level 1 & Level 2 assets and liabilities or Level 2 & Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2012

Global X Aluminum ETF

	Shares	Value
COMMON STOCK — 100.6%

AUSTRALIA— 5.0%
Basic Materials — 5.0%
Alumina	147,841	$105,648

CANADA— 3.3%
Basic Materials — 3.3%
Orbite Aluminae *	37,770	70,053

CHINA— 20.3%
Basic Materials — 15.5%
Aluminum Corp of China, Cl H *	525,155	216,706
China Hongqiao Group	198,727	85,849
XinRen Aluminum Holdings	93,493	21,412
		323,967
Industrials — 4.8%
China Zhongwang Holdings	272,998	99,628
TOTAL CHINA		423,595

GREECE— 2.1%
Basic Materials — 2.1%
Mytilineos Holdings *	17,191	44,842

HONG KONG— 4.5%
Basic Materials — 4.5%
Minmetals Resources *	248,654	94,271

JAPAN— 12.7%
Basic Materials — 12.7%
Alconix	1,086	20,823
Nippon Light Metal	91,269	100,470
Sky Aluminum	17,555	47,637
Sumitomo Light Metal Industries	99,510	96,803
TOTAL JAPAN		265,733

MALAYSIA— 1.4%
Basic Materials — 1.4%
Press Metal	51,471	29,605

NORWAY— 5.1%
Basic Materials — 5.1%
Norsk Hydro	26,478	108,064

RUSSIA— 4.4%
Basic Materials — 4.4%
United RUSAL *	171,581	93,372

Schedule of Investments (Unaudited)	July 31, 2012

Global X Aluminum ETF

	Shares/ Number of Rights/Face Amount	Value
COMMON STOCK — continued

SINGAPORE— 3.0%
Basic Materials — 3.0%
Midas Holdings	215,749	$63,282

SOUTH KOREA— 0.8%
Basic Materials — 0.8%
Dayou Smart Aluminium	10,930	16,773

UNITED KINGDOM— 15.4%
Basic Materials — 15.4%
Rio Tinto	6,989	322,867

UNITED STATES— 22.6%
Basic Materials — 22.6%
Alcoa	25,353	214,740
AMAG Austria Metall (A)	1,985	44,133
Century Aluminum *	11,348	69,336
Kaiser Aluminum	1,798	98,063
Noranda Aluminum Holding	7,535	46,943
TOTAL UNITED STATES		473,215
TOTAL COMMON STOCK
(Cost $3,591,270)		2,111,320

RIGHTS — 0.1%

SOUTH KOREA — 0.1%
Dayou Smart Aluminum*, Expires 08/02/12
(Cost $–)	4,204	1,655

TIME DEPOSIT — 0.2%
Brown Brothers Harriman, 0.030%, 08/01/12
(Cost $4,724)	$4,724	4,724
TOTAL INVESTMENTS — 100.9%
(Cost $3,595,994)††		$2,117,699

Percentages are based on Net Assets of $2,099,340

*	Non-income producing security.
(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the board of Trustees.
††	At July 31, 2012, the tax basis cost of the Fund's investments was $3,595,994, and the unrealized appreciation and depreciation were $12,221 and $(1,490,516) respectively.

Cl — Class

Schedule of Investments (Unaudited)	July 31, 2012

Global X Aluminum ETF

The following is a summary of the inputs used as of July 31, 2012, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,111,320	$—	$—	$2,111,320
Rights	1,655	—	—	1,655
Time Deposit	—	4,724	—	4,724
Total Investments in Securities	$2,112,975	$4,724	$—	$2,117,699

For the period ended July 31, 2012, there have been no transfers between Level 1 & Level 2 assets and liabilities or Level 2 & Level 3 assets and liabilities.

For the period ended July 31, 2012, there were no Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2012

Global X Uranium ETF

	Shares/Face Amount	Value
COMMON STOCK — 100.6%

AUSTRALIA— 28.9%
Basic Materials — 28.9%
Azimuth Resources * (A)	13,535,932	$4,978,695
Bannerman Resources *	12,384,630	1,366,569
Berkeley Resources *(A)	5,154,058	2,166,549
Energy Resources of Australia (A)	5,652,865	8,257,388
Greenland Minerals & Energy * (A)	8,945,368	3,713,253
Paladin Energy *(A)	17,802,249	21,888,701
TOTAL AUSTRALIA		42,371,155

CANADA— 46.3%
Basic Materials — 46.3%
Cameco	1,576,518	33,012,792
Denison Mines *	5,458,455	7,347,972
Laramide Resources *	1,855,187	1,572,428
Mega Uranium *	8,515,794	1,825,692
Rockgate Capital * (A)	12,855,109	5,255,616
Uex *	6,491,035	4,336,634
Uranium One * (A)	6,446,992	14,721,655
TOTAL CANADA		68,072,789

UNITED STATES— 25.4%
Basic Materials — 25.4%
Energy Fuels *	11,080,410	2,651,741
Uranerz Energy * (A)	4,435,803	6,831,137
Uranium Energy *(A)	3,288,985	6,577,970
Uranium Resources *(A)	8,097,042	6,477,634
Ur-Energy * (A)	8,168,750	7,760,312
USEC *(A)	7,308,480	7,016,141
TOTAL UNITED STATES		37,314,935
TOTAL COMMON STOCK
(Cost $276,282,369)		147,758,879

REPURCHASE AGREEMENT — 24.2%
Merrill Lynch
0.160%, dated 07/31/12, to be repurchased on 08/01/12, repurchase price $35,539,279 (collateralized by U.S. Treasury Notes, par value $35,692,200, 0.875%, 04/30/2017, with total market value $36,249,908)(B)
TOTAL REPURCHASE AGREEMENT
(Cost $35,539,121)	$35,539,121	35,539,121

Schedule of Investments (Unaudited)	July 31, 2012

Global X Uranium ETF

	Face Amount	Value
TIME DEPOSIT — 0.0%
Brown Brothers Harriman, 0.030%, 08/01/12
(Cost $30,766)	$30,766	$30,766
TOTAL INVESTMENTS — 124.8%
(Cost $311,852,256)††		$183,328,766

Percentages are based on Net Assets of $146,928,197.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at July 31, 2012. The total value of securities on loan at July 31, 2012 was $29,088,734.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2012 was $35,539,121.
††	At July 31, 2012, the tax basis cost of the Fund's investments was $311,852,256, and the unrealized appreciation and depreciation were $0 and $(128,523,490) respectively.

The following is a summary of the inputs used as of July 31, 2012, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$147,758,879	$—	$—	$147,758,879
Repurchase Agreement	—	35,539,121	—	35,539,121
Time Deposit	—	30,766	—	30,766
Total Investments in Securities	$147,758,879	$35,569,887	$—	$183,328,766

For the period ended July 31, 2012, there have been no transfers between Level 1 & Level 2 assets and liabilities or Level 2 & Level 3 assets and liabilities.

For the period ended July 31, 2012, there were no Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2012

Global X Lithium ETF

	Shares	Value
COMMON STOCK — 99.0%

AUSTRALIA— 19.1%
Basic Materials — 19.1%
Galaxy Resources * (A)	9,715,147	$4,900,607
Orocobre *	1,826,948	3,167,885
Reed Resources *	10,860,824	2,054,445
Talison Lithium *	987,575	3,909,531
TOTAL AUSTRALIA		14,032,468

CANADA— 12.2%
Basic Materials — 11.7%
Avalon Rare Metals * (A)	2,324,766	3,500,421
Canada Lithium * (A)	7,497,081	3,887,403
Lithium Americas *	1,381,568	1,267,430
		8,655,254
Industrials — 0.5%
Electrovaya * (A)	797,558	341,975
TOTAL CANADA		8,997,229

CHILE— 16.9%
Basic Materials — 16.9%
Sociedad Quimica y Minera de Chile ADR	207,861	12,457,110

CHINA— 0.7%
Industrials — 0.7%
China BAK Battery * (A)	1,346,369	511,620

FRANCE— 4.6%
Industrials — 4.6%
Saft Groupe	149,923	3,403,400

HONG KONG— 1.2%
Industrials — 1.2%
Coslight Technology International Group	3,468,589	854,321

JAPAN— 4.1%
Industrials — 4.1%
GS Yuasa (A)	748,833	3,000,125

UNITED STATES— 40.2%
Basic Materials — 30.5%
FMC	282,009	15,425,892
Rockwood Holdings	159,946	7,072,812
		22,498,704
Industrials — 9.7%
A123 Systems * (A)	3,860,058	1,698,426
Exide Technologies *	1,375,130	4,029,131
Ultralife *	354,296	1,385,297
		7,112,854

Schedule of Investments (Unaudited)	July 31, 2012

Global X Lithium ETF

	Face Amount	Value
COMMON STOCK — continued

TOTAL UNITED STATES		$29,611,558
TOTAL COMMON STOCK
(Cost $94,207,869)		72,867,831

REPURCHASE AGREEMENT — 12.8%
Merrill Lynch
0.160%, dated 07/31/12, to be repurchased on 08/01/12, repurchase price $9,446,231 (collateralized by U.S. Treasury Notes, par value $9,025,900, 1.875%, 09/30/2017, with total market value $9,635,148)(B)
TOTAL REPURCHASE AGREEMENT
(Cost $9,446,189)	$9,446,189	9,446,189

TIME DEPOSIT — 0.2%
Brown Brothers Harriman, 0.030%, 08/01/12
(Cost $137,946)	137,946	137,946
TOTAL INVESTMENTS — 112.0%
(Cost $103,792,004)††		$82,451,966

Percentages are based on Net Assets of $73,645,552.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at July 31, 2012. The total value of securities on loan at July 31, 2012 was $6,482,800.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2012 was $9,446,189.
††	At July 31, 2012, the tax basis cost of the Fund's investments was $103,792,004, and the unrealized appreciation and depreciation were $8,545,374 and $(29,885,412) respectively.

ADR — American Depositary Receipt

The following is a summary of the inputs used as of July 31, 2012, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$72,867,831	$—	$—	$72,867,831
Repurchase Agreement	—	9,446,189	—	9,446,189
Time Deposit	—	137,946	—	137,946
Total Investments in Securities	$72,867,831	$9,584,135	$—	$82,451,966

For the period ended July 31, 2012, there have been no transfers between Level 1 & Level 2 assets and liabilities or Level 2 & Level 3 assets and liabilities.

For the period ended July 31, 2012, there were no Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2012

Global X Fertilizers/Potash ETF

	Shares	Value
COMMON STOCK — 99.9%

AUSTRALIA— 9.7%
Basic Materials — 9.7%
Incitec Pivot	419,386	$1,370,672
Nufarm	272,361	1,565,639
TOTAL AUSTRALIA		2,936,311

CANADA— 10.0%
Basic Materials — 10.0%
Agrium	16,542	1,573,457
Potash Corp of Saskatchewan	32,768	1,450,765
TOTAL CANADA		3,024,222

CHILE— 4.8%
Basic Materials — 4.8%
Sociedad Quimica y Minera de Chile ADR	24,096	1,444,073

CHINA— 4.2%
Basic Materials — 4.2%
China BlueChemical	1,940,988	1,276,521

GERMANY— 4.8%
Basic Materials — 4.8%
K+S	29,076	1,438,703

HONG KONG— 4.8%
Basic Materials — 4.8%
Sinofert Holdings	7,069,181	1,440,327

ISRAEL— 8.8%
Basic Materials — 8.8%
Israel Chemicals	120,421	1,425,253
The Israel Corp	2,160	1,236,222
TOTAL ISRAEL		2,661,475

JAPAN— 2.8%
Basic Materials — 2.8%
Nihon Nohyaku	194,098	857,137

NORWAY— 4.8%
Basic Materials — 4.8%
Yara International	30,662	1,453,349

RUSSIA— 5.0%
Basic Materials — 5.0%
Uralkali GDR	36,533	1,522,695

Schedule of Investments (Unaudited)	July 31, 2012

Global X Fertilizers/Potash ETF

	Shares/Face Amount	Value
COMMON STOCK — continued

SOUTH KOREA— 2.1%
Basic Materials — 2.1%
Namhae Chemical	79,559	$638,935

SWITZERLAND— 4.4%
Basic Materials — 4.4%
Syngenta	3,849	1,315,591

TAIWAN— 4.3%
Basic Materials — 4.3%
Taiwan Fertilizer	544,540	1,292,698

TURKEY— 4.5%
Basic Materials — 4.5%
Bagfas Bandirma Gubre Fabrik	7,076	705,688
Gubre Fabrikalari *	79,493	659,913
TOTAL TURKEY		1,365,601

UNITED STATES— 24.9%
Basic Materials — 24.9%
CF Industries Holdings	8,276	1,620,110
Intrepid Potash *	66,688	1,556,498
Mosaic	27,943	1,623,768
Scotts Miracle-Gro, Cl A	28,606	1,141,379
Terra Nitrogen	7,012	1,578,541
TOTAL UNITED STATES		7,520,296
TOTAL COMMON STOCK
(Cost $31,623,372)		30,187,934

TIME DEPOSIT — 0.1%
Brown Brothers Harriman, 0.030%, 08/01/12
(Cost $42,318)	$42,318	42,318
TOTAL INVESTMENTS — 100.0%
(Cost $31,665,690)††		$30,230,252

Percentages are based on Net Assets of $30,236,645

*	Non-income producing security.
††	At July 31, 2012, the tax basis cost of the Fund's investments was $31,665,690, and the unrealized appreciation and depreciation were $1,533,006 and $(2,968,444) respectively.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

Schedule of Investments (Unaudited)	July 31, 2012

Global X Fertilizers/Potash ETF

The following is a summary of the inputs used as of July 31, 2012, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$30,187,934	$—	$—	$30,187,934
Time Deposit	—	42,318	—	42,318
Total Investments in Securities	$30,187,934	$42,318	$—	$30,230,252

For the period ended July 31, 2012, there have been no transfers between Level 1 & Level 2 assets and liabilities or Level 2 & Level 3 assets and liabilities.

For the period ended July 31, 2012, there were no Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2012

Global X S&P/TSX Venture 30 Canada ETF

	Shares/Face Amount	Value
COMMON STOCK — 98.5%

CANADA— 98.5%
Basic Materials — 56.2%
Atac Resources *	32,578	$82,188
Aurcana *	61,827	60,418
Barisan Gold *	4,920	711
Bear Creek Mining *	22,947	53,315
Belo Sun Mining *	54,510	66,857
Canaco Resources *	98,167	31,324
CB Gold *	59,486	49,826
Copper Fox Metals *	34,237	40,968
Galway Resources *	31,749	30,076
Gold Canyon Resources *	18,859	25,011
Hana Mining *	26,480	11,354
Kaminak Gold, Cl A *	33,931	62,932
Lumina Copper *	3,953	32,204
PMI Gold *	48,853	37,510
Quest Rare Minerals *	16,987	21,851
Rio Alto Mining *	53,025	233,176
Roxgold *	31,437	18,809
Sandstorm Gold *	16,082	145,129
		1,003,659
Consumer Services — 1.1%
Intertainment Media *	75,138	19,855
Oil & Gas — 41.2%
Africa Oil *	36,159	273,667
Americas Petrogas *	33,662	62,433
Arcan Resources *	23,007	33,036
CGX Energy *	44,251	10,369
Madalena Ventures *	43,876	14,000
Painted Pony Petroleum, Cl A *	21,871	203,913
Petrofrontier *	22,503	17,278
Pinecrest Energy *	45,530	83,083
Renegade Petroleum *	14,087	36,944
		734,723
TOTAL COMMON STOCK
(Cost $2,482,617)		1,758,237

TIME DEPOSIT — 0.1%
Brown Brothers Harriman, 0.030%, 08/01/12
(Cost $2,000)	$2,000	2,000
TOTAL INVESTMENTS — 98.6%
(Cost $2,484,617)††		$1,760,237

Percentages are based on Net Assets of $1,785,460.

Schedule of Investments (Unaudited)	July 31, 2012

Global X S&P/TSX Venture 30 Canada ETF

*	Non-income producing security.
††	At July 31, 2012, the tax basis cost of the Fund's investments was $2,484,617, and the unrealized appreciation and depreciation were $271,771 and $(996,151) respectively.

Cl — Class

The following is a summary of the inputs used as of July 31, 2012, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,758,237	$—	$—	$1,758,237
Time Deposit	—	2,000	—	2,000
Total Investments in Securities	$1,758,237	$2,000	$—	$1,760,237

For the period ended July 31, 2012, there have been no transfers between Level 1 & Level 2 assets and liabilities or Level 2 & Level 3 assets and liabilities.

For the period ended July 31, 2012, there were no Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2012

Global X China Consumer ETF

	Shares	Value
COMMON STOCK — 99.2%

CHINA— 81.9%
Consumer Goods — 45.5%
361 Degrees International	2,283,720	$512,421
Anta Sports Products (A)	2,034,715	1,141,374
China Yurun Food Group (A)	3,615,016	2,172,357
Daphne International Holdings	1,589,398	1,590,484
Dongfeng Motor Group, Cl H	3,200,743	4,465,942
Great Wall Motor, Cl H (A)	2,783,437	6,274,192
Guangzhou Automobile Group, Cl H	5,810,968	4,361,205
Hengan International Group	576,009	5,466,912
Li Ning (A)	904,526	466,569
Shenzhou International Group Holdings	782,507	1,382,432
Tingyi Cayman Islands Holding	2,161,077	5,361,796
Tsingtao Brewery, Cl H	762,820	4,475,777
Uni-President China Holdings (A)	2,551,096	2,431,119
Want Want China Holdings	5,181,301	6,293,971
Zhongpin *	66,941	689,492
		47,086,043
Consumer Services — 26.3%
Air China, Cl H	5,420,183	3,837,260
Ajisen China Holdings (A)	1,235,648	858,852
China Southern Airlines, Cl H	5,025,605	2,495,078
Focus Media Holding ADR (A)	102,212	2,021,753
Golden Eagle Retail Group (A)	1,636,265	2,958,262
GOME Electrical Appliances Holding	28,980,779	2,391,801
Home Inns & Hotels Management ADR *(A)	38,260	698,628
Intime Department Store Group	3,077,929	2,893,484
New Oriental Education & Technology Group ADR * (A)	183,237	2,092,567
Parkson Retail Group	3,702,160	3,337,086
PCD Stores Group	7,415,527	535,507
Peak Sport Products	1,622,213	236,386
Wumart Stores, Cl H	1,367,862	2,670,565
Youku.com ADR *	14,935	254,044
		27,281,273
Health Care — 10.1%
Shandong Weigao Group Medical Polymer, Cl H	4,333,197	4,833,476
Sinopharm Group, Cl H	1,911,491	5,620,075
		10,453,551
TOTAL CHINA		84,820,867

Schedule of Investments (Unaudited)	July 31, 2012

Global X China Consumer ETF

	Shares/Face Amount	Value
COMMON STOCK — continued

HONG KONG— 17.3%
Consumer Goods — 11.8%
AviChina Industry & Technology, Cl H	5,278,754	$1,592,877
Bosideng International Holdings	7,448,036	1,949,723
China Agri-Industries Holdings	4,170,680	2,076,009
China Foods	1,924,168	1,808,862
China Resources Enterprise	1,693,774	4,696,009
		12,123,480
Consumer Services — 5.5%
China Dongxiang Group	7,157,819	563,048
China Travel International Investment Hong Kong	7,179,433	1,314,660
Chow Tai Fook Jewellery Group * (A)	2,844,925	3,301,781
New World Department Store China	1,021,251	553,117
		5,732,606
TOTAL HONG KONG		17,856,086
TOTAL COMMON STOCK
(Cost $131,632,336)		102,676,953

REPURCHASE AGREEMENT — 16.0%
Merrill Lynch
0.160%, dated 07/31/12, to be repurchased on 08/01/12, repurchase price 16,611,014 (collateralized by U.S. Treasury Notes, par value $15,871,900, 1.875%, 09/30/17, with a total market value of $16,943,253)(B)
TOTAL REPURCHASE AGREEMENT
(Cost $16,610,940)	$16,610,940	16,610,940

TIME DEPOSIT — 0.1%
Brown Brothers Harriman, 0.030%, 08/01/12
(Cost $55,452)	55,452	55,452

TOTAL INVESTMENTS — 115.3%
(Cost $148,298,728)††		$119,343,345

Percentages are based on Net Assets of $103,540,247.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at July 31, 2012. The total value of securities on loan at July 31, 2012 was $15,682,936.
(B)	This security was purchased with cash collateral held from securities on loan. The total value of such security as of July 31, 2012 was $16,610,940.
††	At July 31, 2012, the tax basis cost of the Fund's investments was $148,298,728, and the unrealized appreciation and depreciation were $8,265,732 and $(37,221,115) respectively.

Schedule of Investments (Unaudited)	July 31, 2012

Global X China Consumer ETF

ADR — American Depositary Receipt
Cl — Class

The following is a summary of the inputs used as of July 31, 2012, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$102,676,953	$—	$—	$102,676,953
Repurchase Agreement	—	16,610,940	—	16,610,940
Time Deposit	—	55,452	—	55,452
Total Investments in Securities	$102,676,953	$16,666,392	$—	$119,343,345

For the period ended July 31, 2012, there have been no transfers between Level 1 & Level 2 assets and liabilities or Level 2 & Level 3 assets and liabilities.

For the period ended July 31, 2012, there were no Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2012

Global X China Energy ETF

	Shares	Value
COMMON STOCK — 97.2%

CHINA— 60.0%
Energy — 47.0%
China Coal Energy, Cl H	203,904	$188,004
China Longyuan Power Group, Cl H	240,687	155,188
China Oilfield Services, Cl H	136,880	211,462
China Petroleum & Chemical, Cl H	452,024	410,364
China Shenhua Energy, Cl H	113,972	427,687
JA Solar Holdings ADR *	14,033	13,093
LDK Solar ADR *	13,167	18,697
PetroChina, Cl H	336,982	422,384
Suntech Power Holdings ADR *	16,180	18,284
Tianneng Power International	55,415	34,229
Trina Solar ADR *	3,281	15,486
Yanzhou Coal Mining, Cl H	105,697	157,291
Yingli Green Energy Holding ADR *	6,622	10,595
		2,082,764
Utilities — 13.0%
Datang International Power Generation, Cl H	280,589	99,142
ENN Energy Holdings	55,683	213,621
Huadian Power International, Cl H	137,768	43,348
Huaneng Power International, Cl H	300,400	218,869
		574,980
TOTAL CHINA		2,657,744

HONG KONG— 37.2%
Energy — 27.5%
Beijing Enterprises Holdings	32,694	212,909
China Gas Holdings	281,693	148,934
CNOOC	237,377	481,201
Kunlun Energy	131,230	212,548
Shougang Fushan Resources Group	409,642	111,461
United Energy Group *	348,731	52,615
		1,219,668
Utilities — 9.7%
China Power International Development	143,640	39,083
China Resources Power Holdings	127,240	268,437
GCL-Poly Energy Holdings	813,609	120,656
		428,176
TOTAL HONG KONG		1,647,844
TOTAL COMMON STOCK
(Cost $4,851,363)		4,305,588

Schedule of Investments (Unaudited)	July 31, 2012

Global X China Energy ETF

	Face Amount	Value
TIME DEPOSIT — 0.0%
Brown Brothers Harriman, 0.030%, 08/01/12
(Cost $918)	$918	$918
TOTAL INVESTMENTS — 97.2%
(Cost $4,852,281)††		$4,306,506

Percentages are based on Net Assets of $4,428,882

*	Non-income producing security.
††	At July 31, 2012, the tax basis cost of the Fund's investments was $4,852,281, and the unrealized appreciation and depreciation were $380,812 and $(926,587) respectively.

ADR — American Depositary Receipt
Cl — Class

The following is a summary of the inputs used as of July 31, 2012, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$4,305,588	$—	$—	$4,305,588
Time Deposit	—	918	—	918
Total Investments in Securities	$4,305,588	$918	$—	$4,306,506

For the period ended July 31, 2012, there have been no transfers between Level 1 & Level 2 assets and liabilities or Level 2 & Level 3 assets and liabilities.

For the period ended July 31, 2012, there were no Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2012

Global X China Financials ETF

	Shares	Value
COMMON STOCK — 99.1%

CHINA— 83.7%
Financials — 83.7%
Agile Property Holdings	64,553	$76,834
Agricultural Bank of China, Cl H	704,194	286,955
Bank of China, Cl H	1,633,937	625,787
Bank of Communications, Cl H	224,130	148,848
China Citic Bank, Cl H	436,353	220,576
China Construction Bank, Cl H	855,718	578,225
China Life Insurance, Cl H	117,268	324,371
China Merchants Bank, Cl H	143,161	264,364
China Minsheng Banking, Cl H	305,161	283,726
China Pacific Insurance Group, Cl H	94,162	299,315
Chongqing Rural Commercial Bank, Cl H	130,067	50,654
CITIC Securities, Cl H	31,680	55,478
Country Garden Holdings *	246,119	93,310
Evergrande Real Estate Group	215,936	100,802
Greentown China Holdings	26,656	28,152
Guangzhou R&F Properties	49,256	62,819
Industrial & Commercial Bank of China, Cl H	1,010,503	579,873
Kaisa Group Holdings *	111,432	20,261
Longfor Properties	66,914	98,714
PICC Property & Casualty, Cl H	211,564	237,081
Ping An Insurance Group, Cl H	38,066	298,698
Renhe Commercial Holdings	553,277	22,831
Shimao Property Holdings	68,904	98,984
Shui On Land	135,347	55,851
Sino-Ocean Land Holdings	229,409	112,120
Soho China	101,347	75,409
TOTAL CHINA		5,100,038

HONG KONG— 15.4%
Financials — 15.4%
China Everbright	46,198	62,076
China Overseas Land & Investment	142,032	335,908
China Resources Land	106,176	215,510
China Taiping Insurance Holdings *	41,273	58,120
Franshion Properties China	167,158	51,734
Hopson Development Holdings	37,709	24,265
KWG Property Holding	62,247	34,516
New China Life Insurance, Cl H	28,511	89,525
Poly Hong Kong Investments	88,907	46,662
Shenzhen Investment	103,121	23,803
TOTAL HONG KONG		942,119
TOTAL COMMON STOCK
(Cost $7,017,444)		6,042,157

Schedule of Investments (Unaudited)	July 31, 2012

Global X China Financials ETF

	Face Amount	Value
TIME DEPOSIT — 0.0%
Brown Brothers Harriman, 0.030%, 08/01/12
(Cost $34)	$34	$34
TOTAL INVESTMENTS — 99.1%
(Cost $7,017,478)††		$6,042,191

Percentages are based on Net Assets of $6,095,428

*	Non-income producing security.
††	At July 31, 2012, the tax basis cost of the Fund's investments was $7,017,478, and the unrealized appreciation and depreciation were $102,347 and $(1,077,634) respectively.

Cl — Class

The following is a summary of the inputs used as of July 31, 2012, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$6,042,157	$—	$—	$6,042,157
Time Deposit	—	34	—	34
Total Investments in Securities	$6,042,157	$34	$—	$6,042,191

For the period ended July 31, 2012, there have been no transfers between Level 1 & Level 2 assets and liabilities or Level 2 & Level 3 assets and liabilities.

For the period ended July 31, 2012, there were no Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2012

Global X China Industrials ETF

	Shares	Value
COMMON STOCK — 99.4%

CHINA— 85.1%
Industrials — 85.1%
Anhui Conch Cement, Cl H	70,574	$186,111
Asia Cement China Holdings	54,973	22,118
BBMG, Cl H	131,370	81,993
Byd, Cl H	79,395	135,555
China Communications Construction, Cl H	241,596	212,787
China COSCO Holdings, Cl H	304,672	126,510
China Liansu Group Holdings	106,582	47,967
China National Building Material, Cl H	167,775	164,212
China National Materials	135,446	32,837
China Railway Construction, Cl H	222,850	195,127
China Railway Group, Cl H	496,739	217,792
China Rongsheng Heavy Industry Group	355,025	48,987
China Shanshui Cement Group	244,455	139,018
China Shipping Container Lines, Cl H *	442,856	108,505
China Shipping Development, Cl H	153,010	62,943
China South Locomotive and Rolling Stock	228,560	168,295
China Zhongwang Holdings	594,790	217,063
Dongfang Electric, Cl H	40,130	58,477
First Tractor, Cl H	45,448	35,633
Guangshen Railway, Cl H	177,253	56,458
Haitian International Holdings	69,200	66,749
Harbin Power Equipment, Cl H	79,594	59,736
Jiangsu Expressway, Cl H	134,010	124,424
Metallurgical Corp of China, Cl H	338,960	71,248
Sany Heavy Equipment International Holdings	101,830	51,212
Shanghai Electric Group, Cl H	330,043	124,276
Sinotruk Hong Kong	159,727	84,243
Weichai Power, Cl H	47,744	144,992
Yangzijiang Shipbuilding Holdings	223,754	178,910
Zhuzhou CSR Times Electric, Cl H	53,850	128,467
TOTAL CHINA		3,352,645

HONG KONG— 14.3%
Industrials — 14.3%
Beijing Capital International Airport, Cl H	175,123	119,689
China High Speed Transmission Equipment Group *	134,150	36,155
China Resources Cement Holdings	204,758	107,994
Citic Resources Holdings *	285,141	41,183
Shanghai Industrial Holdings	72,296	198,111
Shenzhen International Holdings	930,568	58,800

Schedule of Investments (Unaudited)	July 31, 2012

Global X China Industrials ETF

Value
COMMON STOCK — continued

TOTAL HONG KONG	$561,932
TOTAL COMMON STOCK
(Cost $6,604,424)	3,914,577
TOTAL INVESTMENTS — 99.4%
(Cost $6,604,424)††	$3,914,577

Percentages are based on Net Assets of $3,939,570

*	Non-income producing security.
††	At July 31, 2012, the tax basis cost of the Fund's investments was $6,604,424, and the unrealized appreciation and depreciation were $60,307 and $(2,750,154) respectively.

Cl — Class

The following is a summary of the inputs used as of July 31, 2012, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$3,914,577	$—	$—	$3,914,577
Total Investments in Securities	$3,914,577	$—	$—	$3,914,577

For the period ended July 31, 2012, there have been no transfers between Level 1 and Level 2 assets and liabilities. A transfer of $3,848 from Level 3 to Level 1 occurred during the period. The transfer out of Level 3 was due to the investment resuming trading. A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets.

For the period ended July 31, 2012, there were no Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2012

Global X China Materials ETF

	Shares	Value
COMMON STOCK — 99.2%

CHINA— 72.0%
Basic Materials — 72.0%
Aluminum Corp of China, Cl H *	273,640	$112,918
Angang Steel, Cl H	193,764	99,947
China BlueChemical	182,407	119,963
China Hongqiao Group	229,744	99,248
China Molybdenum, Cl H	288,727	107,230
China Rare Earth Holdings	245,006	52,131
China Vanadium Titano - Magnetite Mining	199,620	29,603
Dongyue Group	137,185	72,531
Gulf Resources *	6,722	6,924
Hidili Industry International Development	227,363	52,482
Hunan Non-Ferrous Metal, Cl H *	371,854	115,564
Jiangxi Copper, Cl H	54,661	120,675
Lingbao Gold, Cl H	64,198	24,753
Maanshan Iron & Steel, Cl H	419,766	94,187
Real Gold Mining (A) (B)	97,864	28,016
Sinopec Shanghai Petrochemical, Cl H	379,204	101,712
Sinopec Yizheng Chemical Fibre, Cl H	338,878	64,239
Xinjiang Xinxin Mining Industry, Cl H	156,094	28,583
Yongye International *	8,879	29,833
Zhaojin Mining Industry	85,456	107,444
Zijin Mining Group, Cl H	336,238	107,965
TOTAL CHINA		1,575,948

HONG KONG— 27.2%

Basic Materials — 27.2%
China Lumena New Materials	682,965	107,447
Citic Pacific	80,839	117,171
Fufeng Group	164,402	51,941
Kinetic Mines and Energy *	354,265	33,349
North Mining Shares, Cl C *	632,169	28,940
Shougang Concord International Enterprises *	1,160,526	55,372
Sinofert Holdings	430,460	87,705
Yingde Gases	133,812	114,577
TOTAL HONG KONG		596,502

TOTAL COMMON STOCK
(Cost $3,566,762)		2,172,450
TOTAL INVESTMENTS — 99.2%
(Cost $3,566,762)††		$2,172,450

Percentages are based on Net Assets of $2,190,524

Schedule of Investments (Unaudited)	July 31, 2012

Global X China Materials ETF

*	Non-income producing security.
(A)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of July 31, 2012, was $28,016 and represents 1.3% of net assets.
(B)	Securities considered illiquid. The total value of such securities as of July 31, 2012 was $28,016 and represented 1.3% of Net Assets.
††	At July 31, 2012, the tax basis cost of the Fund's investments was $3,566,762, and the unrealized appreciation and depreciation were $13,936 and $(1,408,248) respectively.

Cl — Class

The following is a summary of the inputs used as of July 31, 2012, in valuing the Fund's investments carried at value:

Investments in Securities
Common Stock	Level 1	Level 2	Level 3 (1)	Total
China	$1,547,932	$—	$28,016	$1,575,948
Hong Kong	596,502	—	—	596,502
Total Investments in Securities	$2,144,434	$—	$28,016	$2,172,450

(1) A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets.

For the period ended July 31, 2012, there have been no transfers between Level 1 & Level 2 assets and liabilities or Level 2 & Level 3 assets and liabilities.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2012

Global X NASDAQ China Technology ETF

	Shares/Face Amount	Value
COMMON STOCK — 99.3%

CHINA— 78.7%
Technology — 78.7%
21Vianet Group ADR *	8,257	$83,065
AsiaInfo Holdings *	12,925	132,352
AutoNavi Holdings ADR *	2,158	26,694
Baidu ADR *	2,317	279,245
China Communications Services, Cl H	164,940	84,653
China Wireless Technologies	370,330	56,352
iSoftStone Holdings ADR *	10,710	50,016
Kingdee International Software Group	433,305	50,289
Lenovo Group	322,214	223,543
NetEase ADR *	4,394	232,047
Qihoo 360 Technology ADR *	6,850	100,764
Semiconductor Manufacturing International *	4,089,637	150,302
SINA *	5,144	233,589
Sky-mobi ADR *	1,781	3,473
Sohu.com *	3,083	108,059
Spreadtrum Communications ADR	7,654	138,384
Tencent Holdings	9,965	297,869
VanceInfo Technologies ADR *	9,823	93,417
ZTE, Cl H	69,136	92,185
TOTAL CHINA		2,436,298

HONG KONG— 20.6%
Technology — 20.6%
ASM Pacific Technology	11,146	143,301
Comba Telecom Systems Holdings	105,288	28,377
Digital China Holdings	84,389	131,676
Foxconn International Holdings *	335,428	100,351
TCL Communication Technology Holdings	128,194	26,946
VODone	772,606	58,782
VTech Holdings	12,495	147,029
TOTAL HONG KONG		636,462
TOTAL COMMON STOCK
(Cost $3,681,747)		3,072,760

TIME DEPOSIT — 0.4%
Brown Brothers Harriman, 0.030%, 08/01/12
(Cost $12,893)	$12,893	12,893
TOTAL INVESTMENTS — 99.7%
(Cost $3,694,640)††		$3,085,653

Percentages are based on Net Assets of $3,094,246

Schedule of Investments (Unaudited)	July 31, 2012

Global X NASDAQ China Technology ETF

*	Non-income producing security.
††	At July 31, 2012, the tax basis cost of the Fund's investments was $3,694,640, and the unrealized appreciation and depreciation were $278,907 and $(887,894) respectively.

ADR — American Depositary Receipt
Cl — Class

The following is a summary of the inputs used as of July 31, 2012, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$3,072,760	$—	$—	$3,072,760
Time Deposit	—	12,893	—	12,893
Total Investments in Securities	$3,072,760	$12,893	$—	$3,085,653

For the period ended July 31, 2012, there have been no transfers between Level 1 & Level 2 assets and liabilities or Level 2 & Level 3 assets and liabilities.

For the period ended July 31, 2012, there were no Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2012

Global X FTSE ASEAN 40 ETF

	Shares	Value
COMMON STOCK — 99.8%

INDONESIA— 21.6%
Consumer Goods — 8.3%
Astra International	2,475,204	$1,830,579
Gudang Garam	47,405	282,226
Unilever Indonesia	122,200	313,085
		2,425,890
Financials — 7.7%
Bank Central Asia	1,006,631	850,824
Bank Mandiri	758,727	665,339
Bank Rakyat Indonesia Persero	1,003,330	742,030
		2,258,193
Industrials — 1.7%
United Tractors	228,259	506,439
Telecommunications — 2.8%
Telekomunikasi Indonesia ADR	21,416	831,583
Utilities — 1.1%
Perusahaan Gas Negara	776,300	311,668
TOTAL INDONESIA		6,333,773

MALAYSIA— 27.0%
Basic Materials — 1.9%
Petronas Chemicals Group	262,804	553,404
Consumer Goods — 2.3%
IOI	395,039	674,072
Consumer Services — 2.3%
Genting	227,545	688,561
Financials — 9.8%
CIMB Group Holdings	457,819	1,148,388
Malayan Banking	470,549	1,317,146
Public Bank	87,019	399,851
		2,865,385
Industrials — 4.0%
Sime Darby	369,444	1,160,452
Oil & Gas — 1.3%
Petronas Gas	65,002	384,258
Telecommunications — 4.6%
Axiata Group	520,176	974,031
Maxis	184,784	378,484
		1,352,515
Utilities — 0.8%
Tenaga Nasional	108,000	232,945
TOTAL MALAYSIA		7,911,592

Schedule of Investments (Unaudited)	July 31, 2012

Global X FTSE ASEAN 40 ETF

	Shares	Value
COMMON STOCK — continued

PHILIPPINES— 0.8%
Telecommunications — 0.8%
Philippine Long Distance Telephone ADR	3,474	$226,852

SINGAPORE— 38.3%
Consumer Goods — 1.9%
Wilmar International	209,462	545,369
Consumer Services — 4.7%
Genting Singapore	499,368	523,686
Jardine Cycle & Carriage	11,684	438,478
Singapore Airlines	48,707	414,894
		1,377,058
Financials — 20.8%
CapitaLand	260,430	627,845
City Developments	56,008	526,594
DBS Group Holdings	151,813	1,798,235
Oversea-Chinese Banking	211,145	1,620,407
United Overseas Bank	96,096	1,544,455
		6,117,536
Industrials — 1.1%
Singapore Technologies Engineering	121,600	322,469
Oil & Gas — 3.4%
Keppel	109,712	985,680
Telecommunications — 6.4%
Singapore Telecommunications	652,995	1,878,594
TOTAL SINGAPORE		11,226,706

THAILAND— 12.1%
Financials — 4.9%
Bangkok Bank	39,184	244,044
Kasikornbank	95,784	532,640
Siam Commercial Bank	127,615	650,849
		1,427,533
Industrials — 0.8%
Siam Cement	23,708	247,100
Oil & Gas — 4.3%
PTT	70,032	725,466
PTT Exploration & Production	108,322	523,195
		1,248,661
Telecommunications — 2.1%
Advanced Info Service	97,506	619,676

Schedule of Investments (Unaudited)	July 31, 2012

Global X FTSE ASEAN 40 ETF

	Face Amount	Value
COMMON STOCK — continued

TOTAL THAILAND		$3,542,970
TOTAL COMMON STOCK
(Cost $28,830,613)		29,241,893

TIME DEPOSIT — 0.2%
Brown Brothers Harriman, 0.030%, 08/01/12
(Cost $60,854)	$60,854	60,854
TOTAL INVESTMENTS — 100.0%
(Cost $28,891,467)††		$29,302,747

Percentages are based on Net Assets of $29,313,309

††	At July 31, 2012, the tax basis cost of the Fund's investments was $28,891,467, and the unrealized appreciation and depreciation were $1,814,322 and $(1,403,042) respectively.

ADR — American Depositary Receipt

The following is a summary of the inputs used as of July 31, 2012, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$29,241,893	$—	$—	$29,241,893
Time Deposit	—	60,854	—	60,854
Total Investments in Securities	$29,241,893	$60,854	$—	$29,302,747

For the period ended July 31, 2012, there have been no transfers between Level 1 & Level 2 assets and liabilities or Level 2 & Level 3 assets and liabilities.

For the period ended July 31, 2012, there were no Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2012

Global X FTSE Andean 40 ETF

	Shares	Value
COMMON STOCK — 97.0%

CHILE— 51.2%
Basic Materials — 10.2%
CAP	5,917	$212,656
Empresas CMPC	86,012	323,024
Sociedad Quimica y Minera de Chile ADR	6,528	391,223
		926,903
Consumer Goods — 1.0%
Cia Cervecerias Unidas ADR	1,378	91,265
Consumer Services — 12.2%
Cencosud	47,906	273,394
Latam Airlines Group ADR	16,742	411,686
Ripley	53,182	47,371
SACI Falabella	38,714	376,915
		1,109,366
Financials — 9.2%
Banco de Chile ADR	3,210	274,262
Banco de Credito e Inversiones	2,223	142,751
Banco Santander Chile ADR	3,763	282,827
Corpbanca ADR	4,558	84,688
Parque Arauco	29,022	55,008
		839,536
Health Care — 0.3%
CFR Pharmaceuticals	140,829	31,214
Industrials — 1.4%
Cia Sud Americana de Vapores *	361,123	44,135
Salfacorp	23,900	44,013
Sigdo Koppers	16,918	40,687
		128,835
Oil & Gas — 4.2%
Empresas COPEC	26,024	377,355
Technology — 1.1%
Sonda	31,802	95,258
Telecommunications — 1.1%
ENTEL Chile	5,110	100,484
Utilities — 10.5%
AES Gener	132,991	72,315
Aguas Andinas, Cl A	151,459	100,398
Colbun *	380,324	105,569
E.CL	27,454	61,988
Empresa Nacional de Electricidad ADR	7,427	371,276
Enersis ADR	14,182	234,712
		946,258
TOTAL CHILE		4,646,474

Schedule of Investments (Unaudited)	July 31, 2012

Global X FTSE Andean 40 ETF

	Shares	Value
COMMON STOCK — continued

COLOMBIA— 30.3%
Consumer Services — 2.8%
Almacenes Exito	14,846	$254,323
Financials — 11.0%
BanColombia ADR	11,908	736,391
Grupo de Inversiones Suramericana	15,557	266,503
		1,002,894
Industrials — 1.1%
Cementos Argos	25,005	98,786
Oil & Gas — 13.7%
Ecopetrol ADR	15,055	861,597
Pacific Rubiales Energy (CAD)	16,813	380,403
		1,242,000
Utilities — 1.7%
Interconexion Electrica	23,358	148,586
TOTAL COLOMBIA		2,746,589

PERU— 15.5%
Basic Materials — 10.9%
Cia de Minas Buenaventura ADR	10,257	373,560
Southern Copper	14,532	469,093
Volcan Cia Minera SAA	134,740	148,799
		991,452
Financials — 4.6%
Credicorp Ltd.	1,142	133,614
Credicorp Ltd. (USD)	2,402	278,488
		412,102
TOTAL PERU		1,403,554
TOTAL COMMON STOCK
(Cost $9,115,633)		8,796,617

PREFERRED STOCK — 3.0%

COLOMBIA— 3.0%
Financials — 3.0%
Banco Davivienda	6,669	80,604
Grupo Aval Acciones y Valores	170,073	114,832
Inversiones Argos	7,751	74,391
TOTAL PREFERRED STOCK
(Cost $269,631)		269,827

Schedule of Investments (Unaudited)	July 31, 2012

Global X FTSE Andean 40 ETF

	Face Amount	Value
TIME DEPOSIT — 0.0%
Brown Brothers Harriman, 0.030%, 08/01/12
(Cost $4,133)	$4,133	$4,133
TOTAL INVESTMENTS — 100.0%
(Cost $9,389,397)††		$9,070,577

Percentages are based on Net Assets of $9,071,713

*	Non-income producing security.
††	At July 31, 2012, the tax basis cost of the Fund's investments was $9,389,397, and the unrealized appreciation and depreciation were $387,349 and $(706,169) respectively.

ADR — American Depositary Receipt
CAD — Canadian Dollar
Cl — Class
Ltd. — Limited
USD — United States Dollar

The following is a summary of the inputs used as of July 31, 2012, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$8,796,617	$—	$—	$8,796,617
Preferred Stock	269,827	—	—	269,827
Time Deposit	—	4,133	—	4,133
Total Investments in Securities	$9,066,444	$4,133	$—	$9,070,577

For the period ended July 31, 2012, there have been no transfers between Level 1 & Level 2 assets and liabilities or Level 2 & Level 3 assets and liabilities.

For the period ended July 31, 2012, there were no Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2012

Global X FTSE Colombia 20 ETF

	Shares	Value
COMMON STOCK — 90.0%

COLOMBIA— 90.0%
Consumer Goods — 6.9%
Fabricato *	71,704,346	$3,561,010
Grupo Nutresa	655,486	7,644,472
		11,205,482
Consumer Services — 5.1%
Almacenes Exito	484,141	8,293,694
Financials — 34.3%
BanColombia ADR	323,418	20,000,169
Bolsa de Valores de Colombia	195,691,450	3,188,544
Celsia ESP	3,109,837	8,121,219
Financiera Colombiana	432,009	7,955,079
Grupo Aval Acciones y Valores	12,491,714	8,225,112
Grupo de Inversiones Suramericana	420,883	7,210,038
Interbolsa *	1,081,865	1,300,943
		56,001,104
Industrials — 10.0%
Cementos Argos	2,267,894	8,959,707
Inversiones Argos	612,573	5,886,115
Tableros y Maderas de Caldas	266,196,452	1,470,534
		16,316,356
Oil & Gas — 23.5%
Canacol Energy (CAD) *	6,773,143	3,073,022
Ecopetrol ADR (A)	406,846	23,283,797
Pacific Rubiales Energy (CAD)	525,540	11,890,614
		38,247,433
Telecommunications — 0.6%
Empresa de Telecomunicaciones de Bogota *	4,462,560	966,170
Utilities — 9.6%
Interconexion Electrica	1,258,549	8,005,948
Isagen	5,564,399	7,715,826
		15,721,774
TOTAL COMMON STOCK
(Cost $142,787,613)		146,752,013

PREFERRED STOCK — 9.7%

COLOMBIA— 8.5%
Financials — 8.5%
Banco Davivienda	624,674	7,550,047
Grupo de Inversiones Suramericana	190,886	3,483,049
Grupo Aval Acciones y Valores	4,240,894	2,863,390
		13,896,486

Schedule of Investments (Unaudited)	July 31, 2012

Global X FTSE Colombia 20 ETF

	Shares/Face Amount	Value
PREFERRED STOCK — continued

Industrials — 1.2%
Inversiones Argos	203,136	$1,949,634
TOTAL PREFERRED STOCK
(Cost $14,659,348)		15,846,120

REPURCHASE AGREEMENT — 8.9%
Merrill Lynch
0.160%, dated 07/31/12, to be repurchased on 08/01/12, repurchase price $14,524,015 (collateralized by U.S. Treasury Notes, par value $13,877,700, 1.875%, 09/30/17, with a total market value of $14,814,445)(B)
TOTAL REPURCHASE AGREEMENT
(Cost $14,523,950)	$14,523,950	14,523,950

TOTAL INVESTMENTS — 108.6%
(Cost $171,970,911)††		$177,122,083

Percentages are based on Net Assets of $163,144,207

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at July 31, 2012. The total value of securities on loan at July 31, 2012 was $14,128,508.
(B)	This security was purchased with cash collateral held from securities on loan. The total value of such security as of July 31, 2012 was $14,523,950.
††	At July 31, 2012, the tax basis cost of the Fund's investments was $171,970,911, and the unrealized appreciation and depreciation were $12,836,203 and $(7,685,031) respectively.

ADR — American Depositary Receipt
CAD — Canadian Dollar

The following is a summary of the inputs used as of July 31, 2012, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$146,752,013	$—	$—	$146,752,013
Preferred Stock	15,846,120	—	—	15,846,120
Repurchase Agreement	—	14,523,950	—	14,523,950
Total Investments in Securities	$162,598,133	$14,523,950	$—	$177,122,083

For the period ended July 31, 2012, there have been no transfers between Level 1 & Level 2 assets and liabilities or Level 2 & Level 3 assets and liabilities.

For the period ended July 31, 2012, there were no Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2012

Global X Brazil Mid Cap ETF

	Shares	Value
COMMON STOCK — 85.9%

BRAZIL— 85.9%
Basic Materials — 2.6%
Fibria Celulose ADR *	70,940	$545,528
Consumer Goods — 10.1%
Cia Hering	19,016	377,685
Cosan, Cl A	20,929	265,798
Cosan Industria e Comercio	21,148	321,369
Hypermarcas *	49,233	315,935
JBS *	79,196	209,082
Natura Cosmeticos	23,441	612,335
		2,102,204
Consumer Services — 5.7%
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	16,977	694,189
Lojas Renner	16,915	503,273
		1,197,462
Financials — 19.3%
BM&F Bovespa	224,370	1,262,437
BR Malls Participacoes	45,866	536,506
CETIP - Mercados Organizados	22,511	283,749
Cyrela Brazil Realty Empreendimentos e Participacoes	37,657	275,647
MRV Engenharia e Participacoes	42,297	232,208
Multiplan Empreendimentos Imobiliarios	9,431	237,248
PDG Realty Empreendimentos e Participacoes	155,844	263,897
Porto Seguro	12,945	111,939
Redecard	49,644	800,671
		4,004,302
Industrials — 11.2%
All America Latina Logistica	67,710	312,579
CCR	118,589	990,171
Duratex	33,625	196,086
EcoRodovias Infraestrutura e Logistica	19,447	156,396
Embraer ADR	15,355	389,710
WEG	28,921	264,625
		2,309,567
Telecommunications — 6.3%
Oi	1	6
Tim Participacoes ADR	61,900	1,309,185
		1,309,191
Utilities — 30.7%
Cia de Saneamento Basico do Estado de Sao Paulo ADR	14,932	1,260,261
Cia Energetica de Minas Gerais ADR	46,829	890,219
Cia Paranaense de Energia ADR	15,312	310,221
CPFL Energia ADR	65,232	1,509,469

Schedule of Investments (Unaudited)	July 31, 2012

Global X Brazil Mid Cap ETF

	Shares/Face Amount	Value
COMMON STOCK — continued

EDP - Energias do Brasil	31,452	$208,278
Tractebel Energia	28,128	504,854
Ultrapar Participacoes ADR	72,276	1,691,981
		6,375,283
TOTAL BRAZIL		17,843,537
TOTAL COMMON STOCK
(Cost $17,253,974)		17,843,537

PREFERRED STOCK — 13.0%

BRAZIL— 13.0%
Basic Materials — 2.0%
Metalurgica Gerdau	36,341	413,740
Consumer Services — 1.7%
Lojas Americanas	51,910	366,802
Financials — 2.9%
Banco do Estado do Rio Grande do Sul	23,568	186,892
Bradespar	27,922	411,090
		597,982
Telecommunications — 3.8%
Oi	53,208	790,128
Utilities — 2.6%
AES Tiete	12,745	180,365
Cia Energetica de Sao Paulo	19,432	353,611
		533,976
TOTAL PREFERRED STOCK
(Cost $2,939,208)		2,702,628

CORPORATE OBLIGATIONS — 0.6%
Hypermarcas
11.300%, 10/15/18(A) (B)	$59,000	29,268
3.000%, 10/15/18(A) (B)	59,000	29,268
Marfrig Alimentos, Convertible
0.00%, 07/15/15(A) (B) (C)	12	59,362
TOTAL CORPORATE OBLIGATIONS
(Cost $141,511)		117,898

Schedule of Investments (Unaudited)	July 31, 2012

Global X Brazil Mid Cap ETF

	Number of Warrants/ Number of Rights/Face Amount	Value
WARRANTS — 0.0%

Brazil — 0.0%
Hypermarcas – Strike Price $29.48
Expires 10/15/15*(A) (B)
(Cost $–)	59	$—

RIGHTS — 0.0%

Brazil — 0.0%
PDG Realty Empreendimentos e Participacoes, Expires 08/15/12*
(Cost $–)	27,368	534

TIME DEPOSIT — 0.4%
Brown Brothers Harriman, 0.030%, 08/01/12
(Cost $72,994)	$72,994	72,994
TOTAL INVESTMENTS — 99.9%
(Cost $20,407,687)††		$20,737,591

Percentages are based on Net Assets of $20,767,806

*	Non-income producing security.
(A)	Securities considered illiquid. The total value of such securities as of July 31, 2012 was $117,898 and represented 0.6% of Net Assets.
(B)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of July 31, 2012, was $117,898 and represents 0.6% of net assets.
(C)	Floating rate security - Rate disclosed is the rate in effect on July 31, 2012.
††	At July 31, 2012, the tax basis cost of the Fund's investments was $20,407,687, and the unrealized appreciation and depreciation were $2,725,273 and $(2,395,369) respectively.
Amounts designated as "—" are either $0 or have been rounded to $0.

ADR — American Depositary Receipt
Cl — Class

The following is a summary of the inputs used as of July 31, 2012, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3 (1)	Total
Common Stock	$17,843,537	$—	$—	$17,843,537
Preferred Stock	2,702,628	—	—	2,702,628
Corporate Obligations	—	—	117,898	117,898
Warrants	—	—	—	—
Rights	534	—	—	534
Time Deposit	—	72,994	—	72,994
Total Investments in Securities	$20,546,699	$72,994	$117,898	$20,737,591

(1) A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets.

For the period ended July 31, 2012, there have been no transfers between Level 1 & Level 2 assets and liabilities or Level 2 & Level 3 assets and liabilities.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2012

Global X Brazil Consumer ETF

	Shares	Value
COMMON STOCK — 87.0%

BRAZIL— 87.0%
Consumer Goods — 51.9%
Arezzo Industria e Comercio	31,176	$489,426
BRF - Brasil Foods ADR	69,943	1,005,780
Cia Hering	54,603	1,084,492
Cosan, Cl A	95,034	1,206,932
Cosan Industria e Comercio	77,632	1,179,709
Gafisa ADR *	160,343	392,840
Hypermarcas *	197,978	1,270,452
JBS *	404,640	1,068,272
M Dias Branco	36,928	1,036,190
Marfrig Alimentos *	103,474	487,780
Natura Cosmeticos	57,232	1,495,037
Sao Martinho	29,459	316,269
SLC Agricola	39,953	441,604
Souza Cruz	84,547	1,197,736
		12,672,519
Consumer Services — 35.1%
Anhanguera Educacional Participacoes	95,308	1,353,437
B2W Cia Global Do Varejo *	54,801	180,245
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	28,526	1,166,428
Gol Linhas Aereas Inteligentes ADR *	101,421	472,622
Localiza Rent a Car	79,042	1,276,737
Lojas Renner	40,721	1,211,575
Marisa Lojas	40,579	444,959
Multiplus	38,204	923,593
Raia Drogasil	124,673	1,400,533
Restoque Comercio e Confeccoes de Roupas	33,295	172,227
		8,602,356
TOTAL BRAZIL		21,274,875
TOTAL COMMON STOCK
(Cost $21,729,847)		21,274,875

PREFERRED STOCK — 12.4%

BRAZIL— 12.4%
Consumer Goods — 6.4%
Alpargatas	70,292	413,684
Cia de Bebidas das Americas	29,681	1,144,203
		1,557,887
Consumer Services — 6.0%
Lojas Americanas	187,975	1,328,262
Saraiva Livreiros Editores	14,793	144,162
		1,472,424

Schedule of Investments (Unaudited)	July 31, 2012

Global X Brazil Consumer ETF

	Face Amount/ Number of Warrants	Value
PREFERRED STOCK — continued
TOTAL BRAZIL		$3,030,311
TOTAL PREFERRED STOCK
(Cost $2,713,868)		3,030,311

CORPORATE OBLIGATIONS — 0.4%
Hypermarcas
11.300%, 10/15/18*(A) (B)	$84,000	41,670
3.000%, 10/15/18*(A) (B)	84,000	41,670
Marfrig Alimentos, Convertible
0.00%, 07/15/15*(A) (B) (C)	6	29,663
TOTAL CORPORATE OBLIGATIONS
(Cost $136,027)		113,003

WARRANTS — 0.0%
Brazil — 0.0%
Hypermarcas - Strike Price $29.48
Expires 10/15/15*(A) (B)
(Cost $–)	84	—

TIME DEPOSIT — 0.1%
Brown Brothers Harriman, 0.030%, 08/01/12
(Cost $21,011)	21,011	21,011
TOTAL INVESTMENTS — 99.9%
(Cost $24,600,753)††		$24,439,200

Percentages are based on Net Assets of $24,459,829

*	Non-income producing security.
(A)	Securities considered illiquid. The total value of such securities as of July 31, 2012 was 113,003 and represented 0.4% of Net Assets.
(B)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of July 31, 2012, was $113,003 and represents 0.4% of net assets.
(C)	Floating rate security - Rate disclosed is the rate in effect on July 31, 2012.
††	At July 31, 2012, the tax basis cost of the Fund's investments was $24,600,753, and the unrealized appreciation and depreciation were $3,125,536 and $(3,287,089) respectively.

ADR — American Depositary Receipt

Cl — Class

Schedule of Investments (Unaudited)	July 31, 2012

Global X Brazil Consumer ETF

The following is a summary of the inputs used as of July 31, 2012, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$21,274,875	$—	$—	$21,274,875
Preferred Stock	3,030,311	—	—	3,030,311
Corporate Obligations	—	—	113,003	113,003
Warrants	—	—	—	—
Time Deposit	—	21,011	—	21,011
Total Investments in Securities	$24,305,186	$21,011	$113,003	$24,439,200

(1) A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets.

For the period ended July 31, 2012, there have been no transfers between Level 1 & Level 2 assets and liabilities or Level 2 & Level 3 assets and liabilities.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2012

Global X Brazil Financials ETF

	Shares	Value
COMMON STOCK — 95.2%

BRAZIL— 95.2%
Financials — 95.2%
Banco Bradesco ADR	26,260	$402,828
Banco do Brasil	17,350	183,474
Banco Santander Brasil ADR	45,828	349,668
BM&F Bovespa	36,586	205,854
BR Malls Participacoes	15,013	175,611
BR Properties	14,634	169,178
Brasil Brokers Participacoes	11,234	34,757
Brookfield Incorporacoes	15,884	24,107
CETIP - Mercados Organizados	11,306	142,511
Cielo	5,957	174,100
Cyrela Brazil Realty Empreendimentos e Participacoes	19,939	145,952
Even Construtora e Incorporadora	15,668	49,775
Ez Tec Empreendimentos e Participacoes	3,678	39,038
Grupo BTG Pactual *	12,654	189,575
Iguatemi Empresa de Shopping Centers	1,772	37,745
Itau Unibanco Holding ADR	26,339	416,420
MRV Engenharia e Participacoes	23,877	131,083
Multiplan Empreendimentos Imobiliarios	5,119	128,774
PDG Realty Empreendimentos e Participacoes	85,790	145,272
Porto Seguro	7,664	66,273
Redecard	10,366	167,185
Rossi Residencial	12,974	29,757
Sul America	22,050	133,535
TOTAL BRAZIL		3,542,472
TOTAL COMMON STOCK
(Cost $4,356,132)		3,542,472

PREFERRED STOCK — 4.1%

BRAZIL— 4.1%
Financials — 4.1%
Banco ABC Brasil	3,799	19,503
Banco do Estado do Rio Grande do Sul	12,795	101,464
Banco Panamericano	15,688	30,240
TOTAL PREFERRED STOCK
(Cost $194,522)		151,207

Schedule of Investments (Unaudited)	July 31, 2012

Global X Brazil Financials ETF

	Number of Rights/Face Amount	Value
RIGHTS — 0.0%

Brazil — 0.0%
PDG Realty Empreendimentos e Participacoes, Expires 08/15/12*
(Cost $–)	15,066	$294

TIME DEPOSIT — 0.4%
Brown Brothers Harriman, 0.030%, 08/01/12
(Cost $15,236)	$15,236	15,236
TOTAL INVESTMENTS — 99.7%
(Cost $4,565,890)††		$3,709,209

Percentages are based on Net Assets of $3,721,485

*	Non-income producing security.
††	At July 31, 2012, the tax basis cost of the Fund's investments was $4,565,890, and the unrealized appreciation and depreciation were $257,225 and $(1,113,906) respectively.

ADR — American Depositary Receipt

The following is a summary of the inputs used as of July 31, 2012, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$3,542,472	$—	$—	$3,542,472
Preferred Stock	151,207	—	—	151,207
Rights	294	—	—	294
Time Deposit	—	15,236	—	15,236
Total Investments in Securities	$3,693,973	$15,236	$—	$3,709,209

For the period ended July 31, 2012, there have been no transfers between Level 1 & Level 2 assets and liabilities or Level 2 & Level 3 assets and liabilities.

For the period ended July 31, 2012, there were no Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2012

Global X FTSE Argentina 20 ETF

	Shares	Value
COMMON STOCK — 99.6%

ARGENTINA— 81.3%
Basic Materials — 23.5%
Tenaris ADR	17,147	$656,387
Consumer Discretionary — 11.2%
Arcos Dorados Holdings, Cl A	23,826	311,644
Consumer Goods — 2.7%
Cresud SACIF y A ADR	8,922	75,480
Consumer Services — 14.6%
MercadoLibre	6,101	407,608
Financials — 10.7%
Banco Macro ADR	10,263	125,927
BBVA Banco Frances ADR *	13,034	44,446
Grupo Financiero Galicia ADR	17,081	79,256
IRSA Inversiones y Representaciones ADR	7,128	49,896
		299,525
Oil & Gas — 8.0%
Petrobras Argentina ADR *	9,953	83,904
Transportadora de Gas del Sur ADR *	10,331	17,872
YPF ADR	10,803	123,262
		225,038
Telecommunications — 8.5%
Nortel Inversora ADR	7,162	102,846
Telecom Argentina ADR	11,019	133,771
		236,617
Utilities — 2.1%
Empresa Distribuidora Y Comercializadora Norte ADR *	2,934	7,482
Pampa Energia ADR	12,469	50,499
		57,981
TOTAL ARGENTINA		2,270,280

CANADA— 14.4%
Basic Materials — 14.4%
Goldcorp	2,805	101,092
Pan American Silver	6,001	89,655
Silver Standard Resources *	8,555	109,419
Yamana Gold	6,924	102,544
TOTAL CANADA		402,710

CHILE— 3.9%
Consumer Services — 3.9%
Cencosud	19,314	110,223
TOTAL COMMON STOCK
(Cost $4,508,755)		2,783,213

Schedule of Investments (Unaudited)	July 31, 2012

Global X FTSE Argentina 20 ETF

	Face Amount	Value
TIME DEPOSIT — 0.4%
Brown Brothers Harriman, 0.030%, 08/01/12
(Cost $10,154)	$10,154	$10,154
TOTAL INVESTMENTS — 100.0%
(Cost $4,518,909)††		$2,793,367

Percentages are based on Net Assets of $2,792,683

*	Non-income producing security.
††	At July 31, 2012, the tax basis cost of the Fund's investments was $4,518,909, and the unrealized appreciation and depreciation were $16,253 and $(1,741,795) respectively.

ADR — American Depositary Receipt

Cl — Class

The following is a summary of the inputs used as of July 31, 2012, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,783,213	$—	$—	$2,783,213
Time Deposit	—	10,154	—	10,154
Total Investments in Securities	$2,783,213	$10,154	$—	$2,793,367

For the period ended July 31, 2012, there have been no transfers between Level 1 & Level 2 assets and liabilities or Level 2 & Level 3 assets and liabilities.

For the period ended July 31, 2012, there were no Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2012

Global X FTSE Greece 20 ETF

	Shares	Value
COMMON STOCK — 96.9%

CYPRUS— 3.7%
Financials — 3.7%
Bank of Cyprus *	1,061,469	$287,328

GREECE— 93.2%
Basic Materials — 2.5%
Mytilineos Holdings *	73,376	191,399
Consumer Goods — 22.2%
Coca Cola Hellenic Bottling ADR	81,930	1,399,364
JUMBO	81,652	304,409
		1,703,773
Consumer Services — 12.8%
Folli Follie Group	27,176	171,200
OPAP	135,194	815,083
		986,283
Financials — 26.0%
Alpha Bank AE *	259,682	386,612
Cyprus Popular Bank *	1,311,175	96,797
EFG Eurobank Ergasias	346,971	288,168
Marfin Investment Group Holdings	467,166	104,614
National Bank of Greece ADR *	541,337	866,139
Piraeus Bank *	955,730	261,058
		2,003,388
Industrials — 13.5%
Ellaktor	107,410	137,444
Metka	21,627	161,257
Titan Cement	32,521	520,182
Viohalco Hellenic Copper and Aluminum Industry	80,812	217,755
		1,036,638
Oil & Gas — 8.2%
Hellenic Petroleum	56,546	370,137
Motor Oil Hellas Corinth Refineries	44,942	265,425
		635,562
Telecommunications — 4.8%
Hellenic Telecommunications Organization	147,700	367,097
Utilities — 3.2%
Public Power	94,070	248,850
TOTAL GREECE		7,011,733
TOTAL COMMON STOCK
(Cost $8,177,566)		7,460,318

Schedule of Investments (Unaudited)	July 31, 2012

Global X FTSE Greece 20 ETF

	Face Amount	Value
TIME DEPOSIT — 0.6%
Brown Brothers Harriman, 0.030%, 08/01/12
(Cost $45,529)	$45,529	$45,529
TOTAL INVESTMENTS — 97.5%
(Cost $8,223,095)††		$7,505,847

Percentages are based on Net Assets of $7,695,582

*	Non-income producing security.
††	At July 31, 2012, the tax basis cost of the Fund's investments was $8,223,095, and the unrealized appreciation and depreciation were $125,102 and $(842,350) respectively.

ADR — American Depositary Receipt

The following is a summary of the inputs used as of July 31, 2012, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$7,460,318	$—	$—	$7,460,318
Time Deposit	—	45,529	—	45,529
Total Investments in Securities	$7,460,318	$45,529	$—	$7,505,847

For the period ended July 31, 2012, there have been no transfers between Level 1 & Level 2 assets and liabilities or Level 2 & Level 3 assets and liabilities.

For the period ended July 31, 2012, there were no Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2012

Global X FTSE Norway 30 ETF

	Shares	Value
COMMON STOCK — 99.1%

NORWAY— 97.9%
Basic Materials — 8.6%
Norsk Hydro	420,185	$1,714,884
Yara International	45,858	2,173,625
		3,888,509
Consumer Goods — 8.3%
Aker, Cl A	13,865	388,746
Cermaq	33,225	394,121
Marine Harvest *	1,284,077	858,530
Orkla	302,668	2,166,236
		3,807,633
Consumer Services — 2.6%
Schibsted	39,121	1,200,718
Financials — 13.5%
DnB	395,513	4,166,714
Gjensidige Forsikring	95,785	1,175,949
Storebrand	217,535	831,877
		6,174,540
Health Care — 1.2%
Algeta *	20,337	556,711
Industrials — 1.2%
Tomra Systems	70,890	557,471
Oil & Gas — 52.5%
Aker Solutions	99,662	1,468,256
Archer *	84,340	149,019
BW Offshore	241,501	222,367
Det Norske Oljeselskap *	30,631	421,792
DNO International *	490,072	651,256
Fred Olsen Energy	12,776	484,329
Golar LNG	28,717	1,111,986
Kvaerner	95,576	221,991
Petroleum Geo-Services	105,188	1,551,412
ProSafe	110,122	806,611
Renewable Energy *	224,569	78,240
Seadrill	114,419	4,487,504
Statoil	361,619	8,633,188
Subsea 7	103,383	2,173,126
TGS Nopec Geophysical	50,422	1,482,323
Veripos *	10,252	19,730
		23,963,130

Schedule of Investments (Unaudited)	July 31, 2012

Global X FTSE Norway 30 ETF

	Shares/Face Amount	Value
COMMON STOCK — continued

Technology — 1.6%
Atea	47,570	$398,551
Opera Software	43,140	297,737
		696,288
Telecommunications — 9.6%
Telenor	257,654	4,368,647

TOTAL COMMON STOCK
(Cost $50,150,931)		45,213,647

TIME DEPOSIT — 0.0%
Brown Brothers Harriman, 0.030%, 08/01/12
(Cost $16,631)	$16,631	16,631
TOTAL INVESTMENTS — 99.1%
(Cost $50,167,562)††		$45,230,278

Percentages are based on Net Assets of $45,646,342.

*	Non-income producing security.
††	At July 31, 2012, the tax basis cost of the Fund's investments was $50,167,562, and the unrealized appreciation and depreciation were $1,093,942 and $(6,031,226) respectively.

Cl — Class

The following is a summary of the inputs used as of July 31, 2012, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$45,213,647	$—	$—	$45,213,647
Time Deposit	—	16,631	—	16,631
Total Investments in Securities	$45,213,647	$16,631	$—	$45,230,278

For the period ended July 31, 2012, there have been no transfers between Level 1 & Level 2 assets and liabilities or Level 2 & Level 3 assets and liabilities.

For the period July 31, 2012, there were no Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2012

Global X FTSE Nordic Region ETF

	Shares	Value
COMMON STOCK — 99.8%

DENMARK— 21.4%
Consumer Goods — 2.2%
Carlsberg, Cl B	7,072	$573,300
Financials — 3.1%
Danske Bank *	56,244	836,943
Health Care — 13.6%
Novo Nordisk ADR	23,606	3,648,071
Industrials — 2.5%
A P Moller - Maersk, Cl B	98	679,891
TOTAL DENMARK		5,738,205

FINLAND— 10.3%
Basic Materials — 1.2%
UPM-Kymmene	31,367	336,541
Financials — 3.3%
Sampo, Cl A	33,770	897,497
Industrials — 2.3%
Kone, Cl B	9,819	610,109
Technology — 1.8%
Nokia ADR (A)	197,437	475,823
Utilities — 1.7%
Fortum	26,499	444,074
TOTAL FINLAND		2,764,044

NORWAY— 20.0%
Basic Materials — 3.2%
Norsk Hydro	59,384	242,362
Yara International	13,008	616,566
		858,928
Consumer Goods — 1.7%
Orkla	62,114	444,558
Financials — 2.9%
DnB	73,274	771,939
Oil & Gas — 9.2%
Seadrill	21,209	831,815
Statoil ADR	68,566	1,631,185
		2,463,000
Telecommunications — 3.0%
Telenor	48,255	818,187
TOTAL NORWAY		5,356,612

SWEDEN— 48.1%
Consumer Goods — 2.3%
Svenska Cellulosa, Cl B	35,841	610,293

Schedule of Investments (Unaudited)	July 31, 2012

Global X FTSE Nordic Region ETF

	Shares/Face Amount	Value
COMMON STOCK — continued

Consumer Services — 4.3%
Hennes & Mauritz, Cl B	31,249	$1,156,562
Financials — 19.3%
Investor, Cl B	26,890	561,473
Nordea Bank	161,254	1,508,055
Skandinaviska Enskilda Banken, Cl A	130,742	962,207
Svenska Handelsbanken, Cl A	32,981	1,147,435
Swedbank, Cl A	56,856	991,541
		5,170,711
Industrials — 13.5%
Atlas Copco, Cl A	37,955	855,022
Sandvik	67,066	934,397
Scania, Cl B	24,114	416,281
SKF, Cl B	24,375	505,016
Volvo, Cl B	74,172	917,791
		3,628,507
Technology — 5.5%
Ericsson ADR	158,629	1,467,318
Telecommunications — 3.2%
TeliaSonera	130,462	864,228
TOTAL SWEDEN		12,897,619
TOTAL COMMON STOCK
(Cost $29,718,600)		26,756,480

REPURCHASE AGREEMENT — 1.0%
Merrill Lynch
0.160%, dated 07/31/12, to be repurchased on 08/01/12, repurchase price $258,751 (collateralized by U.S. Treasury Notes, par value $247,300, 1.875%, 09/30/17, with a total market value of $263,993)(B)
TOTAL REPURCHASE AGREEMENT
(Cost $258,750)	$258,750	258,750

TIME DEPOSIT — 0.2%
Brown Brothers Harriman, 0.030%, 08/01/12
(Cost $40,774)	40,774	40,774
TOTAL INVESTMENTS — 101.0%
(Cost $30,018,124)††		$27,056,004

Percentages are based on Net Assets of $26,790,134

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at July 31, 2012. The total value of securities on loan at July 31, 2012 was $249,550.
(B)	This security was purchased with cash collateral held from securities on loan. The total value of such security as of July 31, 2012 was $258,750.
††	At July 31, 2012, the tax basis cost of the Fund's investments was $30,018,124, and the unrealized appreciation and depreciation were $1,641,217 and $(4,603,337) respectively.

Schedule of Investments (Unaudited)	July 31, 2012

Global X FTSE Nordic Region ETF

ADR — American Depositary Receipt

Cl — Class

The following is a summary of the inputs used as of July 31, 2012, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$26,756,480	$—	$—	$26,756,480
Repurchase Agreement	—	258,750	—	258,750
Time Deposit	—	40,774	—	40,774
Total Investments in Securities	$26,756,480	$299,524	$—	$27,056,004

For the period ended July 31, 2012, there have been no transfers between Level 1 & Level 2 assets and liabilities or Level 2 & Level 3 assets and liabilities.

For the period ended July 31, 2012, there were no Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

GLX-QH-001-0700

Item 2. Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Global X Funds

By (Signature and Title)*	/s/ Bruno del Ama
Bruno del Ama
President

Date: September 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruno del Ama
Bruno del Ama
President

Date: September 27, 2012

By (Signature and Title)*	/s/ Jose C. Gonzalez
Jose C. Gonzalez
CFO

Date: September 27, 2012

* Print the name and title of each signing officer under his or her signature.